UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.18%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
2,584	*	Chiquita Brands International, Inc	$17

		TOTAL AGRICULTURAL PRODUCTION-CROPS	17

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803		Cal-Maine Foods, Inc	18
23		Seaboard Corp	23

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	41

AGRICULTURAL SERVICES - 0.00% **
727	*	Cadiz, Inc	6

		TOTAL AGRICULTURAL SERVICES	6

AMUSEMENT AND RECREATION SERVICES - 0.48%
3,321	*	Bally Technologies, Inc	61
433		Churchill Downs, Inc	13
978		Dover Downs Gaming & Entertainment, Inc	3
1,772		International Speedway Corp (Class A)	39
1,967	*	Life Time Fitness, Inc	25
3,817	*	Live Nation, Inc	10
3,463	*	Penn National Gaming, Inc	84
3,407	*	Pinnacle Entertainment, Inc	24
4,554	*	Six Flags, Inc	1
1,000		Speedway Motorsports, Inc	12
2,163	*	Ticketmaster	8
1,000	*	Town Sports International Holdings, Inc	3
108,632		Walt Disney Co	1,973
2,602		Warner Music Group Corp	6
2,631	*	WMS Industries, Inc	55
1,461		World Wrestling Entertainment, Inc (Class A)	17

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,334

APPAREL AND ACCESSORY STORES - 0.58%
5,174		Abercrombie & Fitch Co (Class A)	123
3,747	*	Aeropostale, Inc	100
1,967	*	American Apparel, Inc	6
9,979		American Eagle Outfitters, Inc	122
3,358	*	AnnTaylor Stores Corp	17
1,533		Bebe Stores, Inc	10
2,844		Brown Shoe Co, Inc	11
1,123		Buckle, Inc	36
664	*	Cache, Inc	2
3,338	*	Carter’s, Inc	63
2,400	*	Casual Male Retail Group, Inc	1
2,074		Cato Corp (Class A)	38
1,406	*	Charlotte Russe Holding, Inc	11
6,864	*	Charming Shoppes, Inc	10
5,987	*	Chico’s FAS, Inc	32
1,410	*	Children’s Place Retail Stores, Inc	31
2,493		Christopher & Banks Corp	10
836	*	Citi Trends, Inc	19
3,907	*	Collective Brands, Inc	38
3,000	*	Dress Barn, Inc	37
1,051	*	DSW, Inc (Class A)	10
931		Finish Line, Inc (Class A)	6
9,500		Foot Locker, Inc	100
27,548		Gap, Inc	358

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,429	*	Hanesbrands, Inc	$52
2,222	*	HOT Topic, Inc	25
2,305	*	J Crew Group, Inc	30
1,141	*	JOS A Bank Clothiers, Inc	32
17,392	*	Kohl’s Corp	736
14,643		Limited Brands, Inc	127
888	*	New York & Co, Inc	3
10,895		Nordstrom, Inc	182
4,283	*	Pacific Sunwear Of California, Inc	7
7,285		Ross Stores, Inc	261
517	*	Shoe Carnival, Inc	5
2,847		Stage Stores, Inc	29
1,200		Talbots, Inc	4
1,080	*	Tween Brands, Inc	2
1,963	*	Under Armour, Inc (Class A)	32
6,538	*	Urban Outfitters, Inc	108
4,270	*	Wet Seal, Inc (Class A)	15

		TOTAL APPAREL AND ACCESSORY STORES	2,841

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
762		Columbia Sportswear Co	23
811	*	G-III Apparel Group Ltd	4
3,607		Guess ?, Inc	76
1,699	*	Gymboree Corp	36
5,065		Jones Apparel Group, Inc	21
5,941		Liz Claiborne, Inc	15
800	*	Lululemon Athletica, Inc	7
1,392	*	Maidenform Brands, Inc	13
3,068		Phillips-Van Heusen Corp	70
3,355		Polo Ralph Lauren Corp (Class A)	142
7,612	*	Quiksilver, Inc	10
836	*	True Religion Apparel, Inc	10
4,721		VF Corp	270
2,259	*	Warnaco Group, Inc	53

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	750

AUTO REPAIR, SERVICES AND PARKING - 0.06%
646	*	Amerco, Inc	22
1,436	*	Dollar Thrifty Automotive Group, Inc	2
18,898	*	Hertz Global Holdings, Inc	74
1,073	*	Midas, Inc	8
873		Monro Muffler, Inc	24
3,349		Ryder System, Inc	95
672	*	Standard Parking Corp	11
2,627	*	Wright Express Corp	48

		TOTAL AUTO REPAIR, SERVICES AND PARKING	284

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
5,214		Advance Auto Parts	214
580	*	America’s Car-Mart, Inc	8
1,889		Asbury Automotive Group, Inc	8
6,910	*	Autonation, Inc	96
2,161	*	Autozone, Inc	351
13,246	*	Carmax, Inc	165
3,576	*	Copart, Inc	106
1,048	*	MarineMax, Inc	2
7,426	*	O’Reilly Automotive, Inc	260
2,440		Penske Auto Group, Inc	23
2,119	*	Rush Enterprises, Inc (Class A)	19
1,793		Sonic Automotive, Inc (Class A)	3

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,255

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
967	*	Builders FirstSource, Inc	2
7,745		Fastenal Co	249

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

96,378		Home Depot, Inc	$2,271
84,087		Lowe’s Cos, Inc	1,534

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,056

BUSINESS SERVICES - 7.64%
25,632	*	3Com Corp	79
813	*	3D Systems Corp	5
2,635		Aaron Rents, Inc	70
2,600		ABM Industries, Inc	43
873	*	ACI Worldwide, Inc	16
33,306	*	Activision Blizzard, Inc	348
3,677	*	Actuate Corp	11
3,887		Acxiom Corp	29
1,377		Administaff, Inc	29
30,144	*	Adobe Systems, Inc	645
828	*	Advent Software, Inc	28
5,378	*	Affiliated Computer Services, Inc (Class A)	258
2,801		Aircastle Ltd	13
9,967	*	Akamai Technologies, Inc	193
4,010	*	Alliance Data Systems Corp	148
11,673	*	Amdocs Ltd	216
2,166	*	American Reprographics Co	8
2,116	*	AMN Healthcare Services, Inc	11
5,100	*	Ansys, Inc	128
1,600		Arbitron, Inc	24
5,091	*	Ariba, Inc	44
7,187	*	Art Technology Group, Inc	18
1,058	*	Asset Acceptance Capital Corp	6
1,233	*	athenahealth, Inc	30
13,372	*	Autodesk, Inc	225
29,721		Automatic Data Processing, Inc	1,045
6,370	*	Avis Budget Group, Inc	6
2,932	*	Avocent Corp	36
631	*	Bankrate, Inc	16
1,565		BGC Partners, Inc (Class A)	3
2,836		Blackbaud, Inc	33
1,799	*	Blackboard, Inc	57
1,746	*	Blue Coat Systems, Inc	21
10,740	*	BMC Software, Inc	354
862	*	Bottomline Technologies, Inc	6
3,603	*	BPZ Energy, Inc	13
3,069		Brady Corp (Class A)	54
2,433		Brink’s Co	64
2,433	*	Brink’s Home Security Holdings, Inc	55
22,048		CA, Inc	388
1,901	*	CACI International, Inc (Class A)	69
14,981	*	Cadence Design Systems, Inc	63
1,751	*	Callidus Software, Inc	5
349	*	Capella Education Co	18
1,800	*	Cavium Networks, Inc	21
3,710	*	CBIZ, Inc	26
4,020	*	Cerner Corp	177
2,005	*	Chordiant Software, Inc	6
3,700	*	Ciber, Inc	10
10,454	*	Citrix Systems, Inc	237
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	9
620	*	Clinical Data, Inc	7
3,055	*	Cogent Communications Group, Inc	22
2,800	*	Cogent, Inc	33
2,776		Cognex Corp	37
16,086	*	Cognizant Technology Solutions Corp (Class A)	334
2,159	*	Commvault Systems, Inc	24
840		Compass Diversified Trust	7
869	*	Compellent Technologies, Inc	9
602		Computer Programs & Systems, Inc	20
8,338	*	Computer Sciences Corp	307
15,643	*	Compuware Corp	103
839	*	COMSYS IT Partners, Inc	2
2,581	*	Concur Technologies, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,230	*	Constant Contact, Inc	$17
7,100	*	Convergys Corp	57
1,115	*	CoStar Group, Inc	34
1,476	*	CSG Systems International, Inc	21
3,935	*	Cybersource Corp	58
1,981	*	Data Domain, Inc	25
2,053	*	DealerTrack Holdings, Inc	27
3,468		Deluxe Corp	33
2,231	*	Digital River, Inc	67
1,448	*	DivX, Inc	7
348	*	DMRC Corp	3
1,061	*	Double-Take Software, Inc	7
1,899	*	DST Systems, Inc	66
1,500	*	DynCorp International, Inc (Class A)	20
6,551	*	Earthlink, Inc	43
63,814	*	eBay, Inc	802
375	*	Ebix, Inc	9
1,837	*	Echelon Corp	15
2,891	*	Eclipsys Corp	29
1,000		Electro Rent Corp	10
18,161	*	Electronic Arts, Inc	330
3,700	*	Electronics for Imaging, Inc	36
3,754	*	Entrust, Inc	6
3,541	*	Epicor Software Corp	13
2,131	*	EPIQ Systems, Inc	38
7,089		Equifax, Inc	173
4,575	*	Evergreen Energy, Inc	6
1,397	*	ExlService Holdings, Inc	12
12,409	*	Expedia, Inc	113
4,994	*	F5 Networks, Inc	105
2,616		Factset Research Systems, Inc	131
2,596		Fair Isaac Corp	37
2,479	*	FalconStor Software, Inc	6
11,743		Fidelity National Information Services, Inc	214
200	*	First Advantage Corp (Class A)	3
9,396	*	Fiserv, Inc	343
983	*	Forrester Research, Inc	20
3,832	*	Gartner, Inc	42
1,444	*	Gerber Scientific, Inc	3
1,647		Gevity HR, Inc	7
2,712	*	Global Cash Access, Inc	10
1,074	*	Global Sources Ltd	4
13,573	*	Google, Inc (Class A)	4,724
1,107	*	H&E Equipment Services, Inc	7
2,506	*	Hackett Group, Inc	5
2,249		Healthcare Services Group	34
1,469		Heartland Payment Systems, Inc	10
1,329		Heidrick & Struggles International, Inc	24
5,757	*	HLTH Corp	60
1,272	*	HMS Holdings Corp	42
1,384	*	Hudson Highland Group, Inc	2
3,542	*	Hypercom Corp	3
947	*	i2 Technologies, Inc	7
448	*	ICT Group, Inc	2
1,449		iGate Corp	5
2,587	*	IHS, Inc (Class A)	107
11,068		IMS Health, Inc	138
1,967		infoGROUP, Inc	8
4,859	*	Informatica Corp	64
2,218		Infospace, Inc	12
1,446	*	Innerworkings, Inc	6
1,116	*	Integral Systems, Inc	10
2,217		Interactive Data Corp	55
803	*	Interactive Intelligence, Inc	7
3,256	*	Internap Network Services Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,292	*	Internet Brands, Inc (Class A)	$8
2,646	*	Internet Capital Group, Inc	11
27,952	*	Interpublic Group of Cos, Inc	115
18,400	*	Intuit, Inc	497
1,814	*	inVentiv Health, Inc	15
9,956	*	Iron Mountain, Inc	221
4,326		Jack Henry & Associates, Inc	71
1,953	*	JDA Software Group, Inc	23
30,025	*	Juniper Networks, Inc	452
1,200		Kelly Services, Inc (Class A)	10
1,544	*	Kenexa Corp	8
941	*	Keynote Systems, Inc	7
1,774	*	Kforce, Inc	12
1,667	*	Knot, Inc	14
2,700	*	Korn/Ferry International	24
4,598	*	Lamar Advertising Co (Class A)	45
7,959	*	Lawson Software, Inc	34
2,000	*	Limelight Networks, Inc	7
511	*	Liquidity Services, Inc	4
2,311	*	Magma Design Automation, Inc	2
2,098	*	Manhattan Associates, Inc	36
4,774		Manpower, Inc	151
1,171	*	Mantech International Corp (Class A)	49
1,311		Marchex, Inc (Class B)	5
4,176		Mastercard, Inc (Class A)	699
8,855	*	McAfee, Inc	297
5,422	*	Mentor Graphics Corp	24
458,374		Microsoft Corp	8,420
648	*	MicroStrategy, Inc (Class A)	22
3,243	*	MODUSLINK GLOBAL SOLUTIONS, Inc	8
866	*	Monotype Imaging Holdings, Inc	3
7,154	*	Monster Worldwide, Inc	58
4,760	*	Move, Inc	7
6,206	*	MPS Group, Inc	37
2,666	*	MSC.Software Corp	15
390	*	NCI, Inc (Class A)	10
8,435	*	NCR Corp	67
2,111	*	Ness Technologies, Inc	6
2,427	*	NetFlix, Inc	104
1,792	*	Netscout Systems, Inc	13
423	*	NetSuite, Inc	5
1,732		NIC, Inc	9
21,820	*	Novell, Inc	93
10,313	*	Nuance Communications, Inc	112
18,372		Omnicom Group, Inc	430
3,715	*	Omniture, Inc	49
1,673	*	On Assignment, Inc	5
1,415	*	Online Resources Corp	6
5,712	*	OpenTV Corp (Class A)	9
222,294	*	Oracle Corp	4,017
7,173	*	Parametric Technology Corp	72
1,245		PC-Tel, Inc	5
438		Pegasystems, Inc	8
1,789	*	Perficient, Inc	10
5,518	*	Perot Systems Corp (Class A)	71
2,169	*	Phase Forward, Inc	28
1,611	*	Phoenix Technologies Ltd	3
1,058	*	Portfolio Recovery Associates, Inc	28
3,120	*	Premiere Global Services, Inc	28
2,510	*	Progress Software Corp	44
774	*	PROS Holdings, Inc	4
1,000		QAD, Inc	3
684		Quality Systems, Inc	31
4,302	*	Quest Software, Inc	55
1,505	*	Radiant Systems, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200	*	Radisys Corp	$7
1,891	*	Raser Technologies, Inc	8
6,472	*	RealNetworks, Inc	15
10,030	*	Red Hat, Inc	179
781		Renaissance Learning, Inc	7
3,920	*	Rent-A-Center, Inc	76
1,679	*	RightNow Technologies, Inc	13
1,200	*	Riskmetrics Group Inc	17
8,549		Robert Half International, Inc	152
2,146		Rollins, Inc	37
2,525	*	RSC Holdings, Inc	13
1,389	*	S1 Corp	7
6,297	*	Salesforce.com, Inc	206
5,900	*	Sapient Corp	26
1,301	*	Smith Micro Software, Inc	7
1,699	*	Sohu.com, Inc	70
4,123	*	SonicWALL, Inc	18
14,052	*	Sonus Networks, Inc	22
3,912		Sotheby’s (Class A)	35
1,235	*	Sourcefire, Inc	9
4,207	*	Spherion Corp	9
1,239	*	SPSS, Inc	35
2,484	*	SRA International, Inc (Class A)	37
1,404	*	Stratasys, Inc	12
1,342	*	SuccessFactors, Inc	10
44,008	*	Sun Microsystems, Inc	322
2,697	*	SupportSoft, Inc	5
4,737	*	Sybase, Inc	143
1,700	*	SYKES Enterprises, Inc	28
47,383	*	Symantec Corp	708
1,133	*	Synchronoss Technologies, Inc	14
797	*	SYNNEX Corp	16
7,658	*	Synopsys, Inc	159
784		Syntel, Inc	16
4,650		Take-Two Interactive Software, Inc	39
1,034		TAL International Group, Inc	8
1,368	*	Taleo Corp (Class A)	16
798	*	TechTarget, Inc	2
2,576	*	TeleTech Holdings, Inc	28
590		Textainer Group Holdings Ltd	4
1,161		TheStreet.com, Inc	2
4,249	*	THQ, Inc	13
11,332	*	TIBCO Software, Inc	67
1,534	*	TNS, Inc	13
9,771		Total System Services, Inc	135
1,168	*	TradeStation Group, Inc	8
3,096	*	TrueBlue, Inc	26
1,541	*	Ultimate Software Group, Inc	27
571	*	Unica Corp	3
22,840	*	Unisys Corp	12
4,078		United Online, Inc	18
3,113	*	United Rentals, Inc	13
3,676	*	Valueclick, Inc	31
1,577	*	Vasco Data Security International	9
10,459	*	VeriSign, Inc	197
1,519		Viad Corp	21
1,694	*	Vignette Corp	11
25,292		Visa, Inc (Class A)	1,406
2,400	*	VMware, Inc (Class A)	57
792	*	Vocus, Inc	11
858	*	Volt Information Sciences, Inc	6
449	*	WebMD Health Corp (Class A)	10
2,958	*	Websense, Inc	35
1,627	*	Website Pros, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,910	*	Wind River Systems, Inc	$30
79,294	*	Yahoo!, Inc	1,015

		TOTAL BUSINESS SERVICES	37,174

CHEMICALS AND ALLIED PRODUCTS - 13.35%
88,163		Abbott Laboratories	4,205
357	*	Abraxis Bioscience, Inc	17
1,887	*	Acadia Pharmaceuticals, Inc	2
1,953	*	Acorda Therapeutics, Inc	39
2,757	*	Adolor Corp	6
12,207		Air Products & Chemicals, Inc	687
1,600	*	Albany Molecular Research, Inc	15
5,462		Albemarle Corp	119
5,024		Alberto-Culver Co	114
4,608	*	Alexion Pharmaceuticals, Inc	174
1,212	*	Alexza Pharmaceuticals, Inc	3
5,676	*	Alkermes, Inc	69
2,616	*	Allos Therapeutics, Inc	16
2,039	*	Alnylam Pharmaceuticals, Inc	39
876	*	AMAG Pharmaceuticals, Inc	32
3,695	*	American Oriental Bioengineering, Inc	14
928		American Vanguard Corp	12
58,567	*	Amgen, Inc	2,900
1,500		Arch Chemicals, Inc	28
3,078	*	Arena Pharmaceuticals, Inc	9
2,036	*	Arqule, Inc	8
3,660	*	Array Biopharma, Inc	10
2,455	*	Auxilium Pharmaceuticals, Inc	68
5,794		Avery Dennison Corp	129
23,534		Avon Products, Inc	453
1,170		Balchem Corp	29
657	*	Biodel, Inc	3
16,538	*	Biogen Idec, Inc	867
5,913	*	BioMarin Pharmaceuticals, Inc	73
657	*	BioMimetic Therapeutics, Inc	5
112,885		Bristol-Myers Squibb Co	2,474
3,844		Cabot Corp	40
1,015	*	Cadence Pharmaceuticals, Inc	10
2,400	*	Calgon Carbon Corp	34
1,815	*	Cambrex Corp	4
631	*	Caraco Pharmaceutical Laboratories Ltd	2
8,871		Celanese Corp (Series A)	119
3,105	*	Cell Genesys, Inc	1
919	*	Celldex Therapeutics, Inc	6
4,049	*	Cephalon, Inc	276
2,774		CF Industries Holdings, Inc	197
4,127	*	Charles River Laboratories International, Inc	112
863	*	Chattem, Inc	48
3,895		Church & Dwight Co, Inc	203
7,977		Clorox Co	411
29,190		Colgate-Palmolive Co	1,722
2,917	*	Columbia Laboratories, Inc	4
898	*	Cougar Biotechnology, Inc	29
3,622	*	Cubist Pharmaceuticals, Inc	59
2,618	*	Cypress Bioscience, Inc	19
2,828		Cytec Industries, Inc	42
1,702	*	Cytokinetics, Inc	3
4,015	*	Dendreon Corp	17
5,095	*	Discovery Laboratories, Inc	6
52,585		Dow Chemical Co	443
51,110		Du Pont (E.I.) de Nemours & Co	1,141
3,494	*	Durect Corp	8
4,567		Eastman Chemical Co	122
9,837		Ecolab, Inc	342
56,795		Eli Lilly & Co	1,898

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,704	*	Elizabeth Arden, Inc	$10
3,094	*	Enzon Pharmaceuticals, Inc	19
5,859		Estee Lauder Cos (Class A)	144
1,469	*	Facet Biotech Corp	14
2,913		Ferro Corp	4
4,477		FMC Corp	193
17,334	*	Forest Laboratories, Inc	381
15,201	*	Genzyme Corp	903
4,250	*	Geron Corp	19
52,960	*	Gilead Sciences, Inc	2,453
818	*	GTx, Inc	9
3,359		H.B. Fuller Co	44
3,942	*	Halozyme Therapeutics, Inc	22
8,824	*	Hospira, Inc	272
8,974	*	Human Genome Sciences, Inc	7
8,858		Huntsman Corp	28
1,708	*	ICO, Inc	4
861	*	Idenix Pharmaceuticals, Inc	3
1,248	*	Idera Pharmaceuticals, Inc	8
3,710	*	Idexx Laboratories, Inc	128
4,347	*	Immucor, Inc	109
80		Innophos Holdings, Inc	1
1,460		Innospec, Inc	6
2,484	*	Inspire Pharmaceuticals, Inc	10
353		Inter Parfums, Inc	2
1,694	*	InterMune, Inc	28
4,870		International Flavors & Fragrances, Inc	148
4,647	*	Inverness Medical Innovations, Inc	124
9,338	*	Invitrogen Corp	303
2,531	*	Javelin Pharmaceuticals, Inc	4
160,964		Johnson & Johnson	8,467
922		Kaiser Aluminum Corp	21
14,912	*	King Pharmaceuticals, Inc	105
1,077		Koppers Holdings, Inc	16
2,481	*	KV Pharmaceutical Co (Class A)	4
1,289	*	Landec Corp	7
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	17
4,080		Lubrizol Corp	139
987		Mannatech, Inc	3
2,536	*	MannKind Corp	9
2,109		Martek Biosciences Corp	38
7,861	*	Medarex, Inc	40
3,315	*	Medicines Co	36
3,427		Medicis Pharmaceutical Corp (Class A)	42
1,298	*	Medivation, Inc	24
122,462		Merck & Co, Inc	3,276
2,420		Meridian Bioscience, Inc	44
1,175		Minerals Technologies, Inc	38
1,402	*	Momenta Pharmaceuticals, Inc	15
31,345		Monsanto Co	2,605
8,696		Mosaic Co	365
16,844	*	Mylan Laboratories, Inc	226
4,000	*	Nabi Biopharmaceuticals	15
8,177		Nalco Holding Co	107
3,373	*	NBTY, Inc	47
2,526	*	Neurocrine Biosciences, Inc	9
715		NewMarket Corp	32
964		NL Industries, Inc	10
1,495	*	Noven Pharmaceuticals, Inc	14
2,860	*	NPS Pharmaceuticals, Inc	12
1,070	*	Obagi Medical Products, Inc	6
4,620		Olin Corp	66
1,900	*	OM Group, Inc	37
3,536	*	Onyx Pharmaceuticals, Inc	101
1,463	*	Optimer Pharmaceuticals, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,901	*	OraSure Technologies, Inc	$7
1,180	*	Orexigen Therapeutics, Inc	3
3,527	*	OSI Pharmaceuticals, Inc	135
807	*	Osiris Therapeutics, Inc	11
2,164	*	Pacific Ethanol, Inc	1
7,065	*	Pactiv Corp	103
1,792	*	Pain Therapeutics, Inc	8
2,340	*	Par Pharmaceutical Cos, Inc	22
3,406	*	Parexel International Corp	33
7,345		PDL BioPharma, Inc	52
4,725		Perrigo Co	117
1,182	*	PetMed Express, Inc	19
388,311		Pfizer, Inc	5,289
927	*	Pharmasset, Inc	9
1,726	*	PharMerica Corp	29
6,365	*	PolyOne Corp	15
1,425	*	Pozen, Inc	9
9,640		PPG Industries, Inc	356
18,036		Praxair, Inc	1,214
1,891	*	Prestige Brands Holdings, Inc	10
172,173		Procter & Gamble Co	8,108
1,419	*	Progenics Pharmaceuticals, Inc	9
92	*	Protalix BioTherapeutics, Inc	—	^
3,271	*	Questcor Pharmaceuticals, Inc	16
1,976	*	Quidel Corp	18
2,483	*	Rockwood Holdings, Inc	20
7,424		Rohm & Haas Co	585
7,403		RPM International, Inc	94
2,502	*	Salix Pharmaceuticals Ltd	24
93,014		Schering-Plough Corp	2,190
2,098		Scotts Miracle-Gro Co (Class A)	73
3,076		Sensient Technologies Corp	72
6,507	*	Sepracor, Inc	95
5,623		Sherwin-Williams Co	292
7,111		Sigma-Aldrich Corp	269
3,618	*	Solutia, Inc	7
500		Stepan Co	14
900	*	SurModics, Inc	16
3,072	*	Theravance, Inc	52
1,181	*	Ulta Salon Cosmetics & Fragrance, Inc	8
1,278	*	United Therapeutics Corp	84
594	*	USANA Health Sciences, Inc	13
5,342	*	USEC, Inc	26
3,449	*	Valeant Pharmaceuticals International	61
6,017		Valspar Corp	120
8,420	*	Vertex Pharmaceuticals, Inc	242
4,346	*	Viropharma, Inc	23
5,559	*	Warner Chilcott Ltd (Class A)	58
6,278	*	Watson Pharmaceuticals, Inc	195
893		Westlake Chemical Corp	13
4,332	*	WR Grace & Co	27
76,096		Wyeth	3,275
1,312	*	Xenoport, Inc	25
8,116	*	XOMA Ltd	4
2,399	*	Zymogenetics, Inc	11

		TOTAL CHEMICALS AND ALLIED PRODUCTS	64,930

COAL MINING - 0.19%
4,205	*	Alpha Natural Resources, Inc	75
8,714		Arch Coal, Inc	117
10,252		Consol Energy, Inc	259
7,316	*	International Coal Group, Inc	12
1,514	*	James River Coal Co	19
4,822		Massey Energy Co	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,543	*	National Coal Corp	$2
15,652		Peabody Energy Corp	391
570	*	Westmoreland Coal Co	3

		TOTAL COAL MINING	927

COMMUNICATIONS - 4.88%
3,501		Adtran, Inc	57
2,743		Alaska Communications Systems Group, Inc	18
22,361	*	American Tower Corp (Class A)	680
1,495	*	Anixter International, Inc	47
3,054	*	Aruba Networks, Inc	10
339,222		AT&T, Inc	8,548
356		Atlantic Tele-Network, Inc	7
1,206	*	Audiovox Corp (Class A)	4
2,522	*	Brightpoint, Inc	11
13,439		Cablevision Systems Corp (Class A)	174
1,055	*	Cbeyond Communications, Inc	20
34,987		CBS Corp (Class B)	134
4,028	*	Centennial Communications Corp	33
2,093	*	Central European Media Enterprises Ltd (Class A)	24
5,405		CenturyTel, Inc	152
5,920	*	Cincinnati Bell, Inc	14
4,026	*	Clearwire Corp (Class A)	21
159,909		Comcast Corp (Class A)	2,181
1,571		Consolidated Communications Holdings, Inc	16
2,186	*	Cox Radio, Inc (Class A)	9
15,809	*	Crown Castle International Corp	323
1,802	*	Crown Media Holdings, Inc (Class A)	4
3,172	*	CTC Media, Inc	14
2,624	*	Cumulus Media, Inc (Class A)	3
813	*	DG FastChannel, Inc	15
30,774	*	DIRECTV Group, Inc	701
12,220	*	DISH Network Corp (Class A)	136
8,638		Embarq Corp	327
2,180		Entercom Communications Corp (Class A)	2
5,154	*	Entravision Communications Corp (Class A)	1
2,035	*	Equinix, Inc	114
5,145		Fairpoint Communications, Inc	4
8,501	*	FiberTower Corp	2
354		Fisher Communications, Inc	3
19,434		Frontier Communications Corp	140
3,022	*	General Communication, Inc (Class A)	20
1,077	*	GeoEye, Inc	21
2,246	*	Global Crossing Ltd	16
4,370		Global Payments, Inc	146
1,202	*	Globalstar, Inc	—	^
3,118		Gray Television, Inc	1
1,520		Hearst-Argyle Television, Inc	6
396	*	Hughes Communications, Inc	5
5,409	*	IAC/InterActiveCorp	82
2,017		Ibasis, Inc	1
6,383	*	ICO Global Communications Holdings Ltd (Class A)	2
1,249	*	IDT Corp (Class B)	1
1,874		Iowa Telecommunications Services, Inc	21
1,069	*	iPCS, Inc	10
1,719	*	j2 Global Communications, Inc	38
1,587	*	Knology, Inc	7
3,092	*	Leap Wireless International, Inc	108
93,633	*	Level 3 Communications, Inc	86
16,897	*	Liberty Global, Inc (Class A)	246
5,791	*	Liberty Media Corp — Capital (Series A)	40
29,764	*	Liberty Media Corp — Entertainment (Series A)	594
35,566	*	Liberty Media Holding Corp (Interactive A)	103
1,798	*	Lin TV Corp (Class A)	2
2,626	*	Mastec, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

283	*	Mediacom Communications Corp (Class A)	$1
14,563	*	MetroPCS Communications, Inc	249
4,651	*	NeuStar, Inc (Class A)	78
994	*	Neutral Tandem, Inc	24
1,681	*	Nextwave Wireless, Inc	—	^
9,996	*	NII Holdings, Inc (Class B)	150
1,922	*	Novatel Wireless, Inc	11
1,715		NTELOS Holdings Corp	31
1,632	*	Orbcomm, Inc	2
7,414	*	PAETEC Holding Corp	11
83,584		Qwest Communications International, Inc	286
1,881	*	RCN Corp	7
1,756	*	SAVVIS, Inc	11
6,304	*	SBA Communications Corp (Class A)	147
4,307		Scripps Networks Interactive (Class A)	97
1,404		Shenandoah Telecom Co	32
3,111		Sinclair Broadcast Group, Inc (Class A)	3
156,804	*	Sprint Nextel Corp	560
766	*	Switch & Data Facilities Co, Inc	7
3,081	*	Syniverse Holdings, Inc	49
1,946	*	TeleCommunication Systems, Inc (Class A)	18
5,582		Telephone & Data Systems, Inc	148
1,962	*	Terremark Worldwide, Inc	5
3,440	*	TerreStar Corp	2
20,155		Time Warner Cable, Inc	500
4,990	*	TiVo, Inc	35
1,032	*	US Cellular Corp	34
1,642		USA Mobility, Inc	15
162,713		Verizon Communications, Inc	4,914
32,454	*	Viacom, Inc (Class B)	564
1,500	*	Virgin Mobile USA, Inc (Class A)	3
1,993	*	Vonage Holdings Corp	2
26,797		Windstream Corp	217

		TOTAL COMMUNICATIONS	23,750

DEPOSITORY INSTITUTIONS - 5.26%
1,117		1st Source Corp	20
732		Abington Bancorp, Inc	6
1,749		Amcore Financial, Inc	3
853		Ameris Bancorp	4
387		Ames National Corp	7
1,536		Anchor Bancorp Wisconsin, Inc	2
528		Arrow Financial Corp	13
7,795		Associated Banc-Corp	120
3,717		Astoria Financial Corp	34
520		Bancfirst Corp	19
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	14
5,040		Bancorpsouth, Inc	105
1,017		BancTrust Financial Group, Inc	6
2,688		Bank Mutual Corp	24
360,701		Bank of America Corp	2,460
2,893		Bank of Hawaii Corp	95
65,080		Bank of New York Mellon Corp	1,839
638		Bank of the Ozarks, Inc	15
1,599		BankFinancial Corp	16
777		Banner Corp	2
31,899		BB&T Corp	540
1,950	*	Beneficial Mutual Bancorp, Inc	19
550		Berkshire Hills Bancorp, Inc	13
1,341		BOK Financial Corp	46
2,260		Boston Private Financial Holdings, Inc	8
3,927		Brookline Bancorp, Inc	37
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	11
831		Capital City Bank Group, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

828		Capitol Bancorp Ltd	$3
1,324		Capitol Federal Financial	50
1,503		Cardinal Financial Corp	9
1,800		Cascade Bancorp	3
398		Cass Information Systems, Inc	13
2,416		Cathay General Bancorp	25
1,887		Central Pacific Financial Corp	11
1,722		Chemical Financial Corp	36
311,653		Citigroup, Inc	788
533		Citizens & Northern Corp	10
4,633		Citizens Republic Bancorp, Inc	7
825		City Bank	3
123		City Holding Co	3
2,097		City National Corp	71
875		Clifton Savings Bancorp, Inc	9
675		CoBiz, Inc	4
10,387		Colonial Bancgroup, Inc	9
1,059		Columbia Banking System, Inc	7
8,948		Comerica, Inc	164
3,103		Commerce Bancshares, Inc	113
2,024		Community Bank System, Inc	34
1,003		Community Trust Bancorp, Inc	27
2,340		Corus Bankshares, Inc	1
3,071		Cullen/Frost Bankers, Inc	144
4,428		CVB Financial Corp	29
1,609		Dime Community Bancshares	15
983	*	Dollar Financial Corp	9
3,926		East West Bancorp, Inc	18
512		Enterprise Financial Services Corp	5
1,035		ESSA Bancorp, Inc	14
2,804	*	Euronet Worldwide, Inc	37
377		Farmers Capital Bank Corp	6
28,264		Fifth Third Bancorp	83
664		Financial Institutions, Inc	5
4,676		First Bancorp	20
720		First Bancorp	9
1,530		First Busey Corp	12
341		First Citizens Bancshares, Inc (Class A)	45
4,700		First Commonwealth Financial Corp	42
680		First Community Bancshares, Inc	8
2,359		First Financial Bancorp	22
832		First Financial Bankshares, Inc	40
903		First Financial Corp	33
600		First Financial Holdings, Inc	5
1,374		First Financial Northwest, Inc	11
10,693		First Horizon National Corp	115
1,238		First Merchants Corp	13
2,914		First Midwest Bancorp, Inc	25
6,905		First Niagara Financial Group, Inc	75
987		First Place Financial Corp	3
504		First South Bancorp, Inc	5
5,102		FirstMerit Corp	93
1,967	*	Flagstar Bancorp, Inc	1
1,105		Flushing Financial Corp	7
5,502		FNB Corp	42
2,394		Frontier Financial Corp	3
11,161		Fulton Financial Corp	74
3,468		Glacier Bancorp, Inc	54
441		Greene County Bancshares, Inc	4
3,800	*	Guaranty Bancorp	7
1,711		Hancock Holding Co	54
2,620		Hanmi Financial Corp	3
1,911		Harleysville National Corp	12
928		Heartland Financial USA, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

803		Heritage Commerce Corp	$4
765		Home Bancshares, Inc	15
29,970		Hudson City Bancorp, Inc	350
3,754		Huntington Bancshares, Inc	6
632		IBERIABANK Corp	29
938		Independent Bank Corp	14
1,040		Integra Bank Corp	2
3,295		International Bancshares Corp	26
2,034	*	Investors Bancorp, Inc	17
211,365		JPMorgan Chase & Co	5,618
1,441		Kearny Financial Corp	15
27,400		Keycorp	216
1,025		Lakeland Bancorp, Inc	8
734		Lakeland Financial Corp	14
3,932		M&T Bank Corp	178
731		MainSource Financial Group, Inc	6
15,732		Marshall & Ilsley Corp	89
2,236		MB Financial, Inc	30
5,244	*	Metavante Technologies, Inc	105
1,081		Midwest Banc Holdings, Inc	1
1,144		Nara Bancorp, Inc	3
206		NASB Financial, Inc	5
4,881		National Penn Bancshares, Inc	41
2,152		NBT Bancorp, Inc	47
2,399	*	Net 1 UEPS Technologies, Inc	36
19,260		New York Community Bancorp, Inc	215
6,972		NewAlliance Bancshares, Inc	82
12,719		Northern Trust Corp	761
1,192		Northfield Bancorp, Inc	13
1,341		Northwest Bancorp, Inc	23
508		OceanFirst Financial Corp	5
3,801		Old National Bancorp	42
799		Old Second Bancorp, Inc	5
1,295		Oriental Financial Group, Inc	6
713	*	Oritani Financial Corp	10
2,744		Pacific Capital Bancorp	19
611		Pacific Continental Corp	7
1,486		PacWest Bancorp	21
688		Park National Corp	38
499		Peapack Gladstone Financial Corp	9
595		Peoples Bancorp, Inc	8
19,823		People’s United Financial, Inc	356
986	*	Pinnacle Financial Partners, Inc	23
24,380		PNC Financial Services Group, Inc	714
14,056		Popular, Inc	31
1,141		PrivateBancorp, Inc	16
2,230		Prosperity Bancshares, Inc	61
2,140		Provident Bankshares Corp	15
4,058		Provident Financial Services, Inc	44
2,753		Provident New York Bancorp	24
39,918		Regions Financial Corp	170
769		Renasant Corp	10
612		Republic Bancorp, Inc (Class A)	11
598		Rockville Financial, Inc	5
629		Roma Financial Corp	8
1,211		S&T Bancorp, Inc	26
846		S.Y. Bancorp, Inc	21
1,000		Sandy Spring Bancorp, Inc	11
357		Santander BanCorp	3
605		SCBT Financial Corp	13
740		Seacoast Banking Corp of Florida	2
514		Shore Bancshares, Inc	9
370		Sierra Bancorp	4
1,893	*	Signature Bank	53
1,066		Simmons First National Corp (Class A)	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

581		Smithtown Bancorp, Inc	$7
4,761		South Financial Group, Inc	5
757		Southside Bancshares, Inc	14
740		Southwest Bancorp, Inc	7
856		State Bancorp, Inc	7
24,714		State Street Corp	761
1,347		StellarOne Corp	16
1,199		Sterling Bancorp	12
3,900		Sterling Bancshares, Inc	26
3,133		Sterling Financial Corp	6
701		Suffolk Bancorp	18
613	*	Sun Bancorp, Inc	3
20,653		SunTrust Banks, Inc	242
4,965		Susquehanna Bancshares, Inc	46
1,802	*	SVB Financial Group	36
17,015		Synovus Financial Corp	55
6,992		TCF Financial Corp	82
1,482	*	Texas Capital Bancshares, Inc	17
4,491		TFS Financial Corp	54
209		Tompkins Trustco, Inc	9
1,219		TowneBank	20
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	31
2,902		Trustmark Corp	53
6,278		UCBH Holdings, Inc	9
1,859		UMB Financial Corp	79
3,609		Umpqua Holdings Corp	33
814		Union Bankshares Corp	11
2,534		United Bankshares, Inc	44
2,177		United Community Banks, Inc	9
2,036		United Community Financial Corp	2
1,056		United Financial Bancorp, Inc	14
468		United Security Bancshares	3
792		Univest Corp of Pennsylvania	14
99,057		US Bancorp	1,447
7,834		Valley National Bancorp	97
690		ViewPoint Financial Group	8
158		W Holding Co, Inc	1
5,275		Washington Federal, Inc	70
881		Washington Trust Bancorp, Inc	14
681	*	Waterstone Financial, Inc	1
3,232		Webster Financial Corp	14
241,110		Wells Fargo & Co	3,433
1,534		WesBanco, Inc	35
997		West Bancorporation, Inc	7
977		West Coast Bancorp	2
1,616		Westamerica Bancorporation	74
850	*	Western Alliance Bancorp	4
42,900		Western Union Co	539
1,174		Westfield Financial, Inc	10
4,160		Whitney Holding Corp	48
4,204		Wilmington Trust Corp	41
980		Wilshire Bancorp, Inc	6
1,580		Wintrust Financial Corp	19
320		WSFS Financial Corp	8
709		Yadkin Valley Financial Corp	6
6,129		Zions Bancorporation	61

		TOTAL DEPOSITORY INSTITUTIONS	25,608

EATING AND DRINKING PLACES - 1.19%
1,322	*	AFC Enterprises	6
758	*	BJ’s Restaurants, Inc	11
1,700		Bob Evans Farms, Inc	38
5,750		Brinker International, Inc	87
790	*	Buffalo Wild Wings, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,224		Burger King Holdings, Inc	$97
1,971	*	California Pizza Kitchen, Inc	26
723		CBRL Group, Inc	21
1,296	*	CEC Entertainment, Inc	34
2,094	*	Cheesecake Factory	24
1,977	*	Chipotle Mexican Grill, Inc (Class A)	131
3,658		CKE Restaurants, Inc	31
7,745		Darden Restaurants, Inc	265
6,036	*	Denny’s Corp	10
1,061		DineEquity, Inc	13
2,437	*	Domino’s Pizza, Inc	16
3,822	*	Jack in the Box, Inc	89
3,561	*	Krispy Kreme Doughnuts, Inc	6
1,203		Landry’s Restaurants, Inc	6
64,743		McDonald’s Corp	3,533
1,720		O’Charleys, Inc	5
1,450	*	Papa John’s International, Inc	33
1,702	*	PF Chang’s China Bistro, Inc	39
957	*	Red Robin Gourmet Burgers, Inc	17
3,070	*	Ruby Tuesday, Inc	9
800	*	Ruth’s Chris Steak House, Inc	1
3,411	*	Sonic Corp	34
1,689	*	Steak N Shake Co	13
3,384	*	Texas Roadhouse, Inc (Class A)	32
10,169		Tim Hortons, Inc	258
23,364		Wendy’s/Arby’s Group, Inc (Class A)	117
27,748		Yum! Brands, Inc	762

		TOTAL EATING AND DRINKING PLACES	5,793

EDUCATIONAL SERVICES - 0.28%
663	*	American Public Education, Inc	28
7,204	*	Apollo Group, Inc (Class A)	564
5,356	*	Career Education Corp	128
3,717	*	Corinthian Colleges, Inc	72
3,674		DeVry, Inc	177
2,132	*	ITT Educational Services, Inc	259
363	*	K12, Inc	5
522	*	Learning Tree International, Inc	4
687		Strayer Education, Inc	124
1,448	*	Universal Technical Institute, Inc	18

		TOTAL EDUCATIONAL SERVICES	1,379

ELECTRIC, GAS, AND SANITARY SERVICES - 4.81%
40,402	*	AES Corp	235
3,896		AGL Resources, Inc	103
10,136		Allegheny Energy, Inc	235
1,693		Allete, Inc	45
6,598		Alliant Energy Corp	163
12,327		Ameren Corp	286
822		American Ecology Corp	11
22,300		American Electric Power Co, Inc	563
1,100		American States Water Co	40
3,788		American Water Works Co, Inc	73
7,305		Aqua America, Inc	146
5,341		Atmos Energy Corp	123
3,100		Avista Corp	43
5,186	*	Beacon Power Corp	2
2,253		Black Hills Corp	40
1,013		California Water Service Group	42
16,976	*	Calpine Corp	116
1,195	*	Casella Waste Systems, Inc (Class A)	2
19,246		Centerpoint Energy, Inc	201
616		Central Vermont Public Service Corp	11
1,063		CH Energy Group, Inc	50
402		Chesapeake Utilities Corp	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,289	*	Clean Energy Fuels Corp	$8
1,182	*	Clean Harbors, Inc	57
3,305		Cleco Corp	72
13,685		CMS Energy Corp	162
518		Connecticut Water Service, Inc	11
15,057		Consolidated Edison, Inc	596
892		Consolidated Water Co, Inc	10
11,230		Constellation Energy Group, Inc	232
7,381	*	Covanta Holding Corp	97
2,304		Crosstex Energy, Inc	4
33,054		Dominion Resources, Inc	1,024
5,926		DPL, Inc	134
9,170		DTE Energy Co	254
72,673		Duke Energy Corp	1,041
29,653	*	Dynegy, Inc (Class A)	42
18,721		Edison International	539
42,036		El Paso Corp	263
2,788	*	El Paso Electric Co	39
1,913		Empire District Electric Co	28
4,384		Energen Corp	128
1,700		EnergySolutions, Inc	15
231	*	EnerNOC, Inc	3
10,762		Entergy Corp	733
37,304		Exelon Corp	1,693
17,204		FirstEnergy Corp	664
23,361		FPL Group, Inc	1,185
6,075		Great Plains Energy, Inc	82
5,035		Hawaiian Electric Industries, Inc	69
1,843		Idacorp, Inc	43
4,488		Integrys Energy Group, Inc	117
2,892		ITC Holdings Corp	126
1,400		Laclede Group, Inc	55
10,015		MDU Resources Group, Inc	162
1,200		MGE Energy, Inc	38
813		Middlesex Water Co	12
9,403	*	Mirant Corp	107
4,857		National Fuel Gas Co	149
2,174		New Jersey Resources Corp	74
2,750		Nicor, Inc	91
14,876		NiSource, Inc	146
9,442		Northeast Utilities	204
1,350		Northwest Natural Gas Co	59
2,408		NorthWestern Corp	52
14,114	*	NRG Energy, Inc	248
5,841		NSTAR	186
5,507		OGE Energy Corp	131
6,202		Oneok, Inc	140
1,079		Ormat Technologies, Inc	30
1,956		Otter Tail Corp	43
11,772		Pepco Holdings, Inc	147
20,294		PG&E Corp	776
936	*	Pico Holdings, Inc	28
4,146		Piedmont Natural Gas Co, Inc	107
1,025	*	Pike Electric Corp	9
5,639		Pinnacle West Capital Corp	150
4,786	*	Plug Power, Inc	4
4,199		PNM Resources, Inc	35
3,747		Portland General Electric Co	66
21,619		PPL Corp	621
15,971		Progress Energy, Inc	579
5,000	*,m	Progress Energy, Inc	—	^
28,636		Public Service Enterprise Group, Inc	844
10,373		Questar Corp	305
20,883	*	Reliant Energy, Inc	67
18,454		Republic Services, Inc	316

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,126		Resource America, Inc (Class A)	$4
6,675		SCANA Corp	206
14,345		Sempra Energy	663
13,561		Sierra Pacific Resources	127
1,020		SJW Corp	26
1,184		South Jersey Industries, Inc	41
43,840		Southern Co	1,342
6,440		Southern Union Co	98
2,572		Southwest Gas Corp	54
1,025		Southwest Water Co	4
4,708	*	Stericycle, Inc	225
12,829		TECO Energy, Inc	143
6,491		UGI Corp	153
1,633		UIL Holdings Corp	36
2,373		Unisource Energy Corp	67
4,559		Vectren Corp	96
3,949	*	Waste Connections, Inc	101
28,341		Waste Management, Inc	726
1,458	*	Waste Services, Inc	6
5,725		Westar Energy, Inc	100
2,319		WGL Holdings, Inc	76
33,875		Williams Cos, Inc	385
6,389		Wisconsin Energy Corp	264
24,349		Xcel Energy, Inc	455

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,392

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.92%
1,500	*	Acme Packet, Inc	9
1,556	*	Actel Corp	16
2,435		Acuity Brands, Inc	55
7,209	*	Adaptec, Inc	17
7,316	*	ADC Telecommunications, Inc	32
2,343	*	Advanced Analogic Technologies, Inc	8
2,485	*	Advanced Battery Technologies, Inc	5
2,251	*	Advanced Energy Industries, Inc	17
36,301	*	Advanced Micro Devices, Inc	111
16,906		Altera Corp	297
2,495	*	American Superconductor Corp	43
6,334		Ametek, Inc	198
6,298	*	Amkor Technology, Inc	17
9,591		Amphenol Corp (Class A)	273
3,097	*	Anadigics, Inc	6
16,468		Analog Devices, Inc	317
50,365	*	Apple Computer, Inc	5,294
4,877	*	Applied Micro Circuits Corp	24
760		Applied Signal Technology, Inc	15
8,272	*	Arris Group, Inc	61
3,325	*	Atheros Communications, Inc	49
26,699	*	Atmel Corp	97
1,909	*	ATMI, Inc	29
801	*	Avanex Corp	1
8,620	*	Avnet, Inc	151
1,147		AVX Corp	10
723	*	AZZ, Inc	19
2,797		Baldor Electric Co	41
674		Bel Fuse, Inc (Class B)	9
4,279	*	Benchmark Electronics, Inc	48
782	*	BigBand Networks, Inc	5
5,976	*	Bookham, Inc	3
29,379	*	Broadcom Corp (Class A)	587
8,642	*	Capstone Turbine Corp	6
1,663	*	Ceradyne, Inc	30
1,230	*	Ceva, Inc	9
2,612	*	Checkpoint Systems, Inc	23
1,638	*	China Security & Surveillance Technology, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,374	*	Ciena Corp	$42
338,824	*	Cisco Systems, Inc	5,682
1,458	*	Comtech Telecommunications Corp	36
10,405		Cooper Industries Ltd (Class A)	269
457	*	CPI International, Inc	4
5,056	*	Cree, Inc	119
2,100		CTS Corp	8
1,000		Cubic Corp	25
9,243	*	Cypress Semiconductor Corp	63
1,921	*	Diodes, Inc	20
3,020	*	Dolby Laboratories, Inc (Class A)	103
1,958	*	DSP Group, Inc	8
1,168	*	DTS, Inc	28
9,761		Eaton Corp	360
2,545	*	EchoStar Corp (Class A)	38
2,000	*	Electro Scientific Industries, Inc	12
4,389	*	EMCORE Corp	3
956	*	EMS Technologies, Inc	17
3,310	*	Energizer Holdings, Inc	164
2,523	*	Energy Conversion Devices, Inc	33
1,650	*	EnerSys	20
5,831	*	Evergreen Solar, Inc	12
2,444	*	Exar Corp	15
4,569	*	Exide Technologies	14
7,886	*	Fairchild Semiconductor International, Inc	29
14,527	*	Finisar Corp	6
2,473	*	First Solar, Inc	328
1,238		Franklin Electric Co, Inc	27
4,152	*	FuelCell Energy, Inc	10
604,350		General Electric Co	6,110
1,197	*	Globecomm Systems, Inc	7
6,150	*	GrafTech International Ltd	38
1,507	*	Greatbatch, Inc	29
1,100	*	GT Solar International, Inc	7
3,385		Harman International Industries, Inc	46
5,636	*	Harmonic, Inc	37
7,246		Harris Corp	210
1,540	*	Harris Stratex Networks, Inc (Class A)	6
1,865	*	Helen of Troy Ltd	26
6,021	*	Hexcel Corp	40
1,175	*	Hittite Microwave Corp	37
1,800	*	Hutchinson Technology, Inc	5
1,976		Imation Corp	15
5,585	*	Infinera Corp	41
10,231	*	Integrated Device Technology, Inc	47
326,931		Intel Corp	4,920
2,862	*	InterDigital, Inc	74
4,573	*	International Rectifier Corp	62
7,468		Intersil Corp (Class A)	86
1,143	*	IPG Photonics Corp	10
724	*	iRobot Corp	6
1,636		IXYS Corp	13
4,077	*	Jarden Corp	52
13,081	*	JDS Uniphase Corp	43
7,045		L-3 Communications Holdings, Inc	478
7,863	*	Lattice Semiconductor Corp	11
2,443		Lincoln Electric Holdings, Inc	77
12,418		Linear Technology Corp	285
1,534	*	Littelfuse, Inc	17
732	*	Loral Space & Communications, Inc	16
1,293		LSI Industries, Inc	7
37,937	*	LSI Logic Corp	115
29,029	*	Marvell Technology Group Ltd	266
3,108	*	Mattson Technology, Inc	3
1,111	*	Maxwell Technologies, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,334	*	Medis Technologies Ltd	$1
13,527	*	MEMC Electronic Materials, Inc	223
1,540	*	Mercury Computer Systems, Inc	9
2,500		Methode Electronics, Inc	9
2,455		Micrel, Inc	17
10,147		Microchip Technology, Inc	215
41,215	*	Micron Technology, Inc	167
4,543	*	Microsemi Corp	53
4,100	*	Microtune, Inc	7
3,290	*	Microvision, Inc	4
2,847	*	MIPS Technologies, Inc	8
7,107		Molex, Inc	98
1,571	*	Monolithic Power Systems, Inc	24
2,537	*	Moog, Inc (Class A)	58
131,651		Motorola, Inc	557
7,339	*	MRV Communications, Inc	2
555	*	Multi-Fineline Electronix, Inc	9
300		National Presto Industries, Inc	18
12,709		National Semiconductor Corp	131
18,964	*	NetApp, Inc	281
1,013	*	Netlogic Microsystems, Inc	28
5,818	*	Novellus Systems, Inc	97
265	*	NVE Corp	8
30,605	*	Nvidia Corp	302
3,460	*	Omnivision Technologies, Inc	23
23,155	*	ON Semiconductor Corp	90
1,210	*	Oplink Communications, Inc	9
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	13
1,250		Park Electrochemical Corp	22
1,392	*	Parkervision, Inc	2
1,447	*	Pericom Semiconductor Corp	11
2,260	*	Photronics, Inc	2
2,609		Plantronics, Inc	31
2,538	*	Plexus Corp	35
1,628	*	PLX Technology, Inc	4
13,218	*	PMC - Sierra, Inc	84
5,444	*	Polycom, Inc	84
1,311	*	Polypore International, Inc	5
458	*	Powell Industries, Inc	16
1,806		Power Integrations, Inc	31
4,438	*	Power-One, Inc	4
7,309	*	Powerwave Technologies, Inc	4
7,796	*	QLogic Corp	87
92,374		Qualcomm, Inc	3,594
4,326	*	Quantum Fuel Systems Technologies Worldwide, Inc	3
6,183	*	Rambus, Inc	58
1,083		Raven Industries, Inc	23
1,983		Regal-Beloit Corp	61
14,875	*	RF Micro Devices, Inc	20
1,100	*	Rogers Corp	21
782	*	Rubicon Technology, Inc	4
32,531	*	Sanmina-SCI Corp	10
1,867	*	Seachange International, Inc	11
2,466	*	Semtech Corp	33
2,605	*	ShoreTel, Inc	11
5,145	*	Silicon Image, Inc	12
1,921	*	Silicon Laboratories, Inc	51
5,900	*	Silicon Storage Technology, Inc	10
178,291	*	Sirius XM Radio, Inc	62
10,341	*	Skyworks Solutions, Inc	83
3,071	*	Smart Modular Technologies WWH, Inc	4
1,279	*	Standard Microsystems Corp	24
1,793	*	Starent Networks Corp	28
898	*	Stoneridge, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,414	*	Sunpower Corp (Class A)	$57
2,534	*	Sunpower Corp (Class B)	50
745	*	Supertex, Inc	17
12,134	*	Sycamore Networks, Inc	32
2,907	*	Symmetricom, Inc	10
1,595	*	Synaptics, Inc	43
1,192	*	Synthesis Energy Systems, Inc	1
2,804		Technitrol, Inc	5
913	*	Techwell, Inc	6
3,400	*	Tekelec	45
2,403		Teleflex, Inc	94
23,240	*	Tellabs, Inc	106
2,944	*	Tessera Technologies, Inc	39
75,296		Texas Instruments, Inc	1,243
2,556	*	Thomas & Betts Corp	64
3,408	*	Trident Microsystems, Inc	5
9,492	*	Triquint Semiconductor, Inc	23
2,833	*	TTM Technologies, Inc	16
27,509		Tyco Electronics Ltd	304
1,167	*	Ultra Clean Holdings	1
755	*	Ultralife Corp	6
1,466	*	Universal Display Corp	13
1,000	*	Universal Electronics, Inc	18
3,575	*	US Geothermal, Inc	3
7,742	*	Utstarcom, Inc	6
3,056	*	Valence Technology, Inc	7
4,543	*	Varian Semiconductor Equipment Associates, Inc	98
1,399	*	Viasat, Inc	29
1,471		Vicor Corp	7
10,877	*	Vishay Intertechnology, Inc	38
1,011	*	Volterra Semiconductor Corp	10
4,143		Whirlpool Corp	124
15,723		Xilinx, Inc	302
1,635	*	Zoltek Cos, Inc	12
3,150	*	Zoran Corp	29

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	38,556

ENGINEERING AND MANAGEMENT SERVICES - 1.31%
34,201		Accenture Ltd (Class A)	940
1,230	*	Advisory Board Co	20
6,059	*	Aecom Technology Corp	158
609	*	Affymax, Inc	10
8,040	*	Amylin Pharmaceuticals, Inc	94
4,682	*	Ariad Pharmaceuticals, Inc	6
900		CDI Corp	9
4,841	*	Celera Corp	37
26,488	*	Celgene Corp	1,176
1,103	*	China Architectural Engineering, Inc	1
1,080	*	comScore, Inc	13
758	*	Cornell Cos, Inc	12
2,117		Corporate Executive Board Co	31
717	*	CRA International, Inc	14
3,622	*	CV Therapeutics, Inc	72
3,370	*	Dyax Corp	8
3,090	*	eResearch Technology, Inc	16
5,381	*	Exelixis, Inc	25
1,100	*	Exponent, Inc	28
10,052		Fluor Corp	347
2,145	*	Furmanite Corp	7
3,642	*	Genpact Ltd	32
3,225	*	Gen-Probe, Inc	147
5,826	*	Hewitt Associates, Inc (Class A)	173
1,422	*	Hill International, Inc	4
1,113	*	Huron Consulting Group, Inc	47
4,807	*	Incyte Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,385	*	Isis Pharmaceuticals, Inc	$81
6,781	*	Jacobs Engineering Group, Inc	262
8,930		KBR, Inc	123
798	*	Kendle International, Inc	17
584		Landauer, Inc	30
1,549	*	LECG Corp	4
5,020	*	Lexicon Pharmaceuticals, Inc	5
1,864	*	Luminex Corp	34
521		MAXIMUS, Inc	21
2,143	*	Maxygen, Inc	15
13,624	*	McDermott International, Inc	182
445	*	Michael Baker Corp	12
11,799		Moody’s Corp	270
5,108	*	Myriad Genetics, Inc	232
2,873	*	Navigant Consulting, Inc	38
1,729	*	Omnicell, Inc	14
18,418		Paychex, Inc	473
906	*	PRG-Schultz International, Inc	3
3,876	*	Regeneron Pharmaceuticals, Inc	54
8,827	*	Rentech, Inc	5
1,803	*	Repligen Corp	9
3,058	*	Resources Connection, Inc	46
2,187	*	Rigel Pharmaceuticals, Inc	13
3,216	*	RTI Biologics, Inc	9
10,938	*	SAIC, Inc	204
2,157	*	Sangamo Biosciences, Inc	9
3,562	*	Savient Pharmaceuticals, Inc	18
3,653	*	Seattle Genetics, Inc	36
2,710	*	Sequenom, Inc	39
4,929	*	Shaw Group, Inc	135
507	*	Stanley, Inc	13
1,956	*	Symyx Technologies, Inc	9
692	*	Tejon Ranch Co	14
3,591	*	Tetra Tech, Inc	73
4,873	*	URS Corp	197
5,212	*	VCA Antech, Inc	118
2,154		Watson Wyatt & Co Holdings (Class A)	105

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,360

FABRICATED METAL PRODUCTS - 0.56%
1,788	*	Alliant Techsystems, Inc	120
532		Ameron International Corp	28
4,075		Aptargroup, Inc	127
5,268		Ball Corp	229
1,700	*	Chart Industries, Inc	13
1,064		CIRCOR International, Inc	24
6,833		Commercial Metals Co	79
1,343	*	Commercial Vehicle Group, Inc	1
3,158		Crane Co	53
9,561	*	Crown Holdings, Inc	217
757		Dynamic Materials Corp	7
2,853	*	Griffon Corp	21
727		Gulf Island Fabrication, Inc	6
26,951		Illinois Tool Works, Inc	831
916		Insteel Industries, Inc	6
904	*	Ladish Co, Inc	7
2,280	*	Mobile Mini, Inc	26
6,723		Mueller Water Products, Inc (Class A)	22
1,321	*	NCI Building Systems, Inc	3
9,436		Parker Hannifin Corp	321
509	*	Park-Ohio Holdings Corp	2
4,893		Pentair, Inc	106
2,169		Quanex Building Products Corp	16
1,422		Silgan Holdings, Inc	75
2,152		Simpson Manufacturing Co, Inc	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,859	*	Smith & Wesson Holding Corp	$11
3,446		Snap-On, Inc	86
4,479		Stanley Works	130
685		Sun Hydraulics Corp	10
3,948	*	Taser International, Inc	18
809	*	Trimas Corp	1
1,173		Valmont Industries, Inc	60
1,666		Watts Water Technologies, Inc (Class A)	34

		TOTAL FABRICATED METAL PRODUCTS	2,729

FOOD AND KINDRED PRODUCTS - 4.21%
1,200	*	AgFeed Industries, Inc	3
36,814		Archer Daniels Midland Co	1,023
1,189		B&G Foods, Inc (Class A)	6
700	*	Boston Beer Co, Inc (Class A)	15
6,750		Bunge Ltd	382
11,851		Campbell Soup Co	324
3,882	*	Central Garden and Pet Co (Class A)	29
263		Coca-Cola Bottling Co Consolidated	14
132,719		Coca-Cola Co	5,833
18,511		Coca-Cola Enterprises, Inc	244
25,800		ConAgra Foods, Inc	435
11,059	*	Constellation Brands, Inc (Class A)	132
4,559		Corn Products International, Inc	97
4,436	*	Darling International, Inc	16
11,854		Del Monte Foods Co	86
958		Diamond Foods, Inc	27
14,869	*	Dr Pepper Snapple Group, Inc	251
629		Farmer Bros Co	11
4,071		Flowers Foods, Inc	96
18,929		General Mills, Inc	944
17,767		H.J. Heinz Co	587
4,344	*	Hansen Natural Corp	156
8,596		Hershey Co	299
4,077		Hormel Foods Corp	129
740		Imperial Sugar Co	5
800		J&J Snack Foods Corp	28
6,683		J.M. Smucker Co	249
13,937		Kellogg Co	511
83,780		Kraft Foods, Inc (Class A)	1,867
975		Lancaster Colony Corp	40
1,746		Lance, Inc	36
686	*	M&F Worldwide Corp	8
6,025		McCormick & Co, Inc	178
2,000	*	Mead Johnson Nutrition Co	58
6,210		Molson Coors Brewing Co (Class B)	213
621	*	National Beverage Corp	6
1,110	*	Omega Protein Corp	3
919	*	Peet’s Coffee & Tea, Inc	20
680		Penford Corp	2
7,568		Pepsi Bottling Group, Inc	168
3,834		PepsiAmericas, Inc	66
90,531		PepsiCo, Inc	4,661
2,990	*	Ralcorp Holdings, Inc	161
1,066		Reddy Ice Holdings, Inc	2
10,079		Reynolds American, Inc	361
1,203		Sanderson Farms, Inc	45
40,453		Sara Lee Corp	327
3,778	*	Smart Balance, Inc	23
6,686	*	Smithfield Foods, Inc	63
1,121		Tootsie Roll Industries, Inc	24
2,025	*	TreeHouse Foods, Inc	58
16,487		Tyson Foods, Inc (Class A)	156

		TOTAL FOOD AND KINDRED PRODUCTS	20,478

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FOOD STORES - 0.49%
97		Arden Group, Inc (Class A)	$11
2,122	*	Great Atlantic & Pacific Tea Co, Inc	11
700		Ingles Markets, Inc (Class A)	10
37,840		Kroger Co	803
1,733	*	Panera Bread Co (Class A)	97
1,414	*	Pantry, Inc	25
2,557		Ruddick Corp	57
25,105		Safeway, Inc	507
41,249	*	Starbucks Corp	458
12,857		Supervalu, Inc	184
424		Village Super Market (Class A)	13
611		Weis Markets, Inc	19
8,399		Whole Foods Market, Inc	141
3,211	*	Winn-Dixie Stores, Inc	32

		TOTAL FOOD STORES	2,368

FORESTRY - 0.10%
4,673		Rayonier, Inc	141
12,050		Weyerhaeuser Co	332

		TOTAL FORESTRY	473

FURNITURE AND FIXTURES - 0.19%
1,625		Ethan Allen Interiors, Inc	18
2,907		Furniture Brands International, Inc	4
3,277		Herman Miller, Inc	35
3,482		Hill-Rom Holdings, Inc	34
2,905		HNI Corp	30
680		Hooker Furniture Corp	6
34,719		Johnson Controls, Inc	417
1,737		Kimball International, Inc (Class B)	11
3,252	*	Kinetic Concepts, Inc	69
3,352		La-Z-Boy, Inc	4
8,764		Leggett & Platt, Inc	114
21,660		Masco Corp	151
2,732	*	Sealy Corp	4
3,734		Steelcase, Inc (Class A)	19
4,232		Tempur-Pedic International, Inc	31

		TOTAL FURNITURE AND FIXTURES	947

FURNITURE AND HOME FURNISHINGS STORES - 0.31%
14,593	*	Bed Bath & Beyond, Inc	361
19,297		Best Buy Co, Inc	733
9,625	*	GameStop Corp (Class A)	270
1,232		Haverty Furniture Cos, Inc	13
750	*	hhgregg, Inc	11
2,965		Knoll, Inc	18
6,020	*	Pier 1 Imports, Inc	3
6,317		RadioShack Corp	54
1,789	*	Tuesday Morning Corp	2
5,558		Williams-Sonoma, Inc	56

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,521

GENERAL BUILDING CONTRACTORS - 0.21%
115	*	Amrep Corp	2
310	*	Avatar Holdings, Inc	5
2,556	*	Beazer Homes USA, Inc	3
485		Brookfield Homes Corp	2
379	*	Cavco Industries, Inc	9
7,355		Centex Corp	55
16,198		DR Horton, Inc	157
2,297	*	Hovnanian Enterprises, Inc (Class A)	4
4,706		KB Home	62
8,304		Lennar Corp (Class A)	62
862		M/I Homes, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,316		McGrath RentCorp	$21
2,061		MDC Holdings, Inc	64
1,472	*	Meritage Homes Corp	17
239	*	NVR, Inc	102
1,250	*	Palm Harbor Homes, Inc	3
2,925	*	Perini Corp	36
11,220		Pulte Homes, Inc	123
2,630		Ryland Group, Inc	44
4,272	*	Standard-Pacific Corp	4
1,110	*	Team, Inc	13
7,726	*	Toll Brothers, Inc	140
3,122		Walter Industries, Inc	70

		TOTAL GENERAL BUILDING CONTRACTORS	1,004

GENERAL MERCHANDISE STORES - 2.31%
2,874	*	99 Cents Only Stores	27
4,889	*	Big Lots, Inc	102
3,414	*	BJ’s Wholesale Club, Inc	109
2,055		Casey’s General Stores, Inc	55
481	*	Conn’s, Inc	7
25,029		Costco Wholesale Corp	1,159
177		Dillard’s, Inc (Class A)	1
7,428		Family Dollar Stores, Inc	248
2,720		Fred’s, Inc (Class A)	31
13,005		JC Penney Co, Inc	261
22,910		Macy’s, Inc	204
1,292	*	Retail Ventures, Inc	2
8,388	*	Saks, Inc	16
3,030	*	Sears Holdings Corp	139
1,757	*	Stein Mart, Inc	5
45,403		Target Corp	1,561
24,730		TJX Cos, Inc	633
128,689		Wal-Mart Stores, Inc	6,704

		TOTAL GENERAL MERCHANDISE STORES	11,264

HEALTH SERVICES - 1.13%
839	*	Alliance Imaging, Inc	6
380	*	Almost Family, Inc	7
1,533	*	Amedisys, Inc	42
9,040		AmerisourceBergen Corp	295
1,184	*	Amsurg Corp	19
742	*	Assisted Living Concepts, Inc (A Shares)	10
535	*	Bio-Reference Labs, Inc	11
2,436		Brookdale Senior Living, Inc	12
5,854	*	Community Health Systems, Inc	90
750	*	Corvel Corp	15
3,663	*	Covance, Inc	131
8,377	*	Coventry Health Care, Inc	108
2,321	*	Cross Country Healthcare, Inc	15
1,413	*	CryoLife, Inc	7
5,769	*	DaVita, Inc	254
2,884	*	Edwards Lifesciences Corp	175
1,474	*	eHealth, Inc	24
1,185	*	Emeritus Corp	8
1,864	*	Enzo Biochem, Inc	7
12,281	*	Express Scripts, Inc	567
1,875	*	Five Star Quality Care, Inc	2
810	*	Genomic Health, Inc	20
499	*	Genoptix, Inc	14
1,497	*	Gentiva Health Services, Inc	23
14,183	*	Health Management Associates, Inc (Class A)	37
4,400	*	Healthsouth Corp	39
2,237	*	Healthways, Inc	20
3,543	*	Immunomedics, Inc	3
1,779	*	Kindred Healthcare, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,195	*	Laboratory Corp of America Holdings	$362
735	*	LHC Group, Inc	16
529	*	Life Sciences Research, Inc	4
3,256	*	LifePoint Hospitals, Inc	68
4,205	*	Lincare Holdings, Inc	92
1,896	*	Magellan Health Services, Inc	69
15,973		McKesson Corp	560
955	*	Medcath Corp	7
28,725	*	Medco Health Solutions, Inc	1,187
506		National Healthcare Corp	20
5,807	*	Nektar Therapeutics	31
1,311	*	Nighthawk Radiology Holdings, Inc	4
2,544	*	Odyssey HealthCare, Inc	25
6,371		Omnicare, Inc	156
2,831	*	Pediatrix Medical Group, Inc	83
6,389		Pharmaceutical Product Development, Inc	152
3,409	*	Psychiatric Solutions, Inc	54
9,156		Quest Diagnostics, Inc	435
1,200	*	RehabCare Group, Inc	21
1,374	*	Skilled Healthcare Group, Inc (Class A)	11
2,651	*	Sun Healthcare Group, Inc	22
2,773	*	Sunrise Senior Living, Inc	2
30,068	*	Tenet Healthcare Corp	35
2,659		Universal Health Services, Inc (Class B)	101
701	*	US Physical Therapy, Inc	6

		TOTAL HEALTH SERVICES	5,511

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
1,314	*	Comverge, Inc	9
2,028		Granite Construction, Inc	76
2,403		Great Lakes Dredge & Dock Corp	7
659	*	LB Foster Co (Class A)	16
1,545	*	Matrix Service Co	13
1,298	*	Orion Marine Group, Inc	17
701	*	Sterling Construction Co, Inc	13

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	151

HOLDING AND OTHER INVESTMENT OFFICES - 1.91%
2,117		Acadia Realty Trust	22
2,448	*	Affiliated Managers Group, Inc	102
505		Agree Realty Corp	8
123		Alexander’s, Inc	21
1,923		Alexandria Real Estate Equities, Inc	70
9,073		Allied Capital Corp	14
5,664		AMB Property Corp	82
2,384		American Campus Communities, Inc	41
580		American Capital Agency Corp	10
31,591		Annaly Mortgage Management, Inc	438
3,218		Anthracite Capital, Inc	1
4,874		Anworth Mortgage Asset Corp	30
2,841		Apartment Investment & Management Co (Class A)	16
850		Arbor Realty Trust, Inc	1
6,591		Ashford Hospitality Trust, Inc	10
936		Associated Estates Realty Corp	5
4,755		AvalonBay Communities, Inc	224
4,502		BioMed Realty Trust, Inc	30
6,864		Boston Properties, Inc	240
5,335		Brandywine Realty Trust	15
2,874		BRE Properties, Inc (Class A)	56
3,175		Camden Property Trust	69
2,642		Capital Lease Funding, Inc	5
190		Capital Southwest Corp	15
800		Capital Trust, Inc (Class A)	1
3,196		Capstead Mortgage Corp	34
806		Care Investment Trust, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,981		CBL & Associates Properties, Inc	$9
2,712		Cedar Shopping Centers, Inc	5
442		Cherokee, Inc	7
2,945		Colonial Properties Trust	11
2,299		Corporate Office Properties Trust	57
2,443		Cousins Properties, Inc	16
1,102		Danvers Bancorp, Inc	15
10,500		DCT Industrial Trust, Inc	33
3,095		Developers Diversified Realty Corp	7
5,943		DiamondRock Hospitality Co	24
3,961		Digital Realty Trust, Inc	131
7,265		Douglas Emmett, Inc	54
7,826		Duke Realty Corp	43
1,377		EastGroup Properties, Inc	39
1,200		Education Realty Trust, Inc	4
1,723		Entertainment Properties Trust	27
1,227		Equity Lifestyle Properties, Inc	47
2,074		Equity One, Inc	25
15,763		Equity Residential	289
1,493		Essex Property Trust, Inc	86
4,748		Extra Space Storage, Inc	26
3,517		Federal Realty Investment Trust	162
3,926		FelCor Lodging Trust, Inc	5
2,899		First Industrial Realty Trust, Inc	7
1,470		First Potomac Realty Trust	11
3,189		Franklin Street Properties Corp	39
7,919		General Growth Properties, Inc	6
1,193		Getty Realty Corp	22
1,256		Gladstone Capital Corp	8
2,171		Glimcher Realty Trust	3
2,128		Gramercy Capital Corp	2
1,395	*	Harris & Harris Group, Inc	5
692		Hatteras Financial Corp	17
14,057		HCP, Inc	251
6,535		Health Care REIT, Inc	200
3,212		Healthcare Realty Trust, Inc	48
2,467		Hersha Hospitality Trust	5
3,247		Highwoods Properties, Inc	70
2,378	*	Hilltop Holdings, Inc	27
1,938		Home Properties, Inc	59
5,735		Hospitality Properties Trust	69
31,262		Host Marriott Corp	123
13,475		HRPT Properties Trust	43
3,013		Inland Real Estate Corp	21
3,315		Investors Real Estate Trust	33
42,082		iShares Russell 3000 Index Fund	1,935
7,812		iStar Financial, Inc	22
2,062		Kilroy Realty Corp	35
13,130		Kimco Realty Corp	100
1,900		Kite Realty Group Trust	5
2,579		LaSalle Hotel Properties	15
4,101		Lexington Corporate Properties Trust	10
5,546		Liberty Property Trust	105
1,314		LTC Properties, Inc	23
4,379		Macerich Co	27
3,822		Mack-Cali Realty Corp	76
2,313	*	Maguire Properties, Inc	2
3,989		Medical Properties Trust, Inc	15
2,802	*,b	Meruelo Maddux Properties, Inc	—	^
9,085		MFA Mortgage Investments, Inc	53
1,526		Mid-America Apartment Communities, Inc	47
1,230		Mission West Properties, Inc	8
1,507		MVC Capital, Inc	13
1,400		National Health Investors, Inc	38
4,639		National Retail Properties, Inc	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,757		Nationwide Health Properties, Inc	$128
2,523		Newcastle Investment Corp	2
3,670		NorthStar Realty Finance Corp	9
4,121		Omega Healthcare Investors, Inc	58
946		Parkway Properties, Inc	10
1,975		Pennsylvania Real Estate Investment Trust	7
10,243		Plum Creek Timber Co, Inc	298
2,677		Post Properties, Inc	27
2,494		Potlatch Corp	58
13,209		Prologis	86
1,216		Prospect Capital Corp	10
1,073		PS Business Parks, Inc	40
7,276		Public Storage, Inc	402
3,865		RAIT Investment Trust	5
992		Ramco-Gershenson Properties	6
6,195		Realty Income Corp	117
1,965		Redwood Trust, Inc	30
3,904		Regency Centers Corp	104
1,355		Resource Capital Corp	4
700		Saul Centers, Inc	16
5,554		Senior Housing Properties Trust	78
12,774		Simon Property Group, Inc	442
1,295		SL Green Realty Corp	14
1,302		Sovran Self Storage, Inc	26
4,727		Strategic Hotels & Resorts, Inc	3
1,069		Sun Communities, Inc	13
4,063		Sunstone Hotel Investors, Inc	11
1,844		Tanger Factory Outlet Centers, Inc	57
3,299		Taubman Centers, Inc	56
8,268		UDR, Inc	71
1,095		Universal Health Realty Income Trust	32
1,407		Urstadt Biddle Properties, Inc (Class A)	19
3,042		U-Store-It Trust	6
8,032		Ventas, Inc	182
17,912		Virgin Media, Inc	86
354	*	Virtus Investment Partners, Inc	2
8,187		Vornado Realty Trust	272
3,890		WABCO Holdings, Inc	48
2,850		Washington Real Estate Investment Trust	49
4,713		Weingarten Realty Investors	45
696		Winthrop Realty Trust	4

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,290

HOTELS AND OTHER LODGING PLACES - 0.15%
1,418		Ameristar Casinos, Inc	18
1,131	*	Bluegreen Corp	2
2,948		Boyd Gaming Corp	11
2,103		Choice Hotels International, Inc	54
2,696	*	Gaylord Entertainment Co	22
1,718	*	Great Wolf Resorts, Inc	4
1,142	*	Isle of Capri Casinos, Inc	6
6,884	*	Las Vegas Sands Corp	21
920	*	Lodgian, Inc	2
1,242		Marcus Corp	11
17,698		Marriott International, Inc (Class A)	290
3,833	*	MGM Mirage	9
604	*	Monarch Casino & Resort, Inc	3
1,158	*	Morgans Hotel Group Co	4
2,588		Orient-Express Hotels Ltd (Class A)	11
566	*	Riviera Holdings Corp	1
11,255		Starwood Hotels & Resorts Worldwide, Inc	143
1,755	*	Vail Resorts, Inc	35
8,991		Wyndham Worldwide Corp	37
2,085		Wynn Resorts Ltd	41

		TOTAL HOTELS AND OTHER LODGING PLACES	725

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.87%
1,591	*	3PAR, Inc	$10
1,014		Aaon, Inc	18
894		Actuant Corp (Class A)	9
4,907	*	AGCO Corp	96
374		Alamo Group, Inc	4
1,534	*	Allis-Chalmers Energy, Inc	3
1,557	*	Altra Holdings, Inc	6
475		Ampco-Pittsburgh Corp	6
76,894		Applied Materials, Inc	827
1,200	*	Astec Industries, Inc	31
3,264	*	Asyst Technologies, Inc	1
1,475	*	AuthenTec, Inc	2
7,081	*	Axcelis Technologies, Inc	3
3,639		Black & Decker Corp	115
981		Black Box Corp	23
2,004	*	Blount International, Inc	9
525	*	Bolt Technology Corp	4
3,023		Briggs & Stratton Corp	50
22,509	*	Brocade Communications Systems, Inc	78
4,418	*	Brooks Automation, Inc	20
4,188		Bucyrus International, Inc (Class A)	64
3,800		Carlisle Cos, Inc	75
674		Cascade Corp	12
34,911		Caterpillar, Inc	976
5,277	*	Cirrus Logic, Inc	20
1,273	*	Colfax Corp	9
1,162	*	Columbus McKinnon Corp	10
1,943	*	Cray, Inc	7
11,059		Cummins, Inc	281
2,236		Curtiss-Wright Corp	63
1,601	*	Cymer, Inc	36
24,696		Deere & Co	812
103,167	*	Dell, Inc	978
4,008		Diebold, Inc	86
4,685		Donaldson Co, Inc	126
11,333		Dover Corp	299
4,447	*	Dresser-Rand Group, Inc	98
1,850	*	Dril-Quip, Inc	57
117,123	*	EMC Corp	1,335
5,455	*	Emulex Corp	27
2,145	*	Ener1, Inc	11
1,595	*	ENGlobal Corp	7
1,375	*	EnPro Industries, Inc	24
6,075	*	Entegris, Inc	5
7,347	*	Extreme Networks, Inc	11
1,124	*	Flotek Industries, Inc	2
2,307	*	Flow International Corp	4
3,416		Flowserve Corp	192
7,010	*	FMC Technologies, Inc	220
1,063	*	Fuel Tech, Inc	11
3,135	*	Gardner Denver, Inc	68
1,051		Gorman-Rupp Co	21
2,928		Graco, Inc	50
604		Graham Corp	5
140,729		Hewlett-Packard Co	4,512
334	*	Hurco Cos, Inc	4
4,344		IDEX Corp	95
1,615	*	Immersion Corp	5
18,748		Ingersoll-Rand Co Ltd (Class A)	259
3,395	*	Intermec, Inc	35
78,419		International Business Machines Corp	7,598
16,424		International Game Technology	151
1,163	*	Intevac, Inc	6
10,371		ITT Industries, Inc	399

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,353		Jabil Circuit, Inc	$69
1,665		John Bean Technologies Corp	17
5,491		Joy Global, Inc	117
993	*	Kadant, Inc	11
1,655		Kaydon Corp	45
3,920		Kennametal, Inc	64
338	*	Key Technology, Inc	3
3,600	*	Kulicke & Soffa Industries, Inc	9
7,466	*	Lam Research Corp	170
2,798		Lennox International, Inc	74
4,895	*	Lexmark International, Inc (Class A)	83
700		Lindsay Manufacturing Co	19
949		Lufkin Industries, Inc	36
7,596		Manitowoc Co, Inc	25
901		Met-Pro Corp	7
5,098	*	Micros Systems, Inc	96
902	*	Middleby Corp	29
2,342		Modine Manufacturing Co	6
381		Nacco Industries, Inc (Class A)	10
1,196	*	NATCO Group, Inc (Class A)	23
714	*	Natural Gas Services Group, Inc	6
2,372	*	Netezza Corp	16
2,164	*	Netgear, Inc	26
939		NN, Inc	1
2,012		Nordson Corp	57
2,961	*	Oil States International, Inc	40
7,346		Pall Corp	150
6,172		Palm, Inc	53
11,719		Pitney Bowes, Inc	274
762	*	PMFG, Inc	6
12,525	*	Quantum Corp	8
1,782	*	Rackable Systems, Inc	7
1,335	*	RBC Bearings, Inc	20
630	*	Rimage Corp	8
3,346	*	Riverbed Technology, Inc	44
1,676		Robbins & Myers, Inc	25
7,798	*	Safeguard Scientifics, Inc	4
13,457	*	SanDisk Corp	170
744		Sauer-Danfoss, Inc	2
1,742	*	Scansource, Inc	32
3,970	*	Scientific Games Corp (Class A)	48
16,448	*,m	Seagate Technology	—	^
29,023		Seagate Technology, Inc	174
1,100	*	Semitool, Inc	3
1,525	*	Sigma Designs, Inc	19
3,183		SPX Corp	150
800		Standex International Corp	7
1,945	*	STEC, Inc	14
1,355	*	Super Micro Computer, Inc	7
746	*	T-3 Energy Services, Inc	9
1,000	*	Tecumseh Products Co (Class A)	5
500		Tennant Co	5
9,706	*	Teradata Corp	157
3,800	*	Terex Corp	35
14,752		Textron, Inc	85
819	*	Thermadyne Holdings Corp	2
4,954		Timken Co	69
1,558		Toro Co	38
562		Twin Disc, Inc	4
1,608	*	Ultratech, Inc	20
6,725	*	Varian Medical Systems, Inc	205
3,790	*	VeriFone Holdings, Inc	26
1,482		Watsco, Inc	50
11,773	*	Western Digital Corp	228
3,508		Woodward Governor Co	39
2,593	*	Zebra Technologies Corp (Class A)	50

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,692

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 3.98%
1,214	*	Abaxis, Inc	$21
1,811	*	Abiomed, Inc	9
2,205	*	Accuray, Inc	11
4,200	*	Affymetrix, Inc	14
21,055	*	Agilent Technologies, Inc	324
3,618	*	Align Technology, Inc	29
17,654		Allergan, Inc	843
4,631	*	American Medical Systems Holdings, Inc	52
543		American Science & Engineering, Inc	30
928		Analogic Corp	30
1,600	*	Anaren, Inc	18
1,310	*	Angiodynamics, Inc	15
600	*	Argon ST, Inc	11
86		Atrion Corp	8
520	*	Axsys Technologies, Inc	22
742		Badger Meter, Inc	21
5,633		Bard (C.R.), Inc	449
35,844		Baxter International, Inc	1,836
3,352		Beckman Coulter, Inc	171
13,982		Becton Dickinson & Co	940
1,200	*	Bio-Rad Laboratories, Inc (Class A)	79
84,182	*	Boston Scientific Corp	669
3,369	*	Bruker BioSciences Corp	21
711	*	Cantel Medical Corp	9
1,175	*	Cardiac Science Corp	4
3,392	*	Cepheid, Inc	23
1,426	*	Coherent, Inc	25
1,500		Cohu, Inc	11
1,940	*	Conmed Corp	28
2,715		Cooper Cos, Inc	72
28,237		Covidien Ltd	939
1,543	*	Cyberonics, Inc	20
475	*	Cynosure, Inc (Class A)	3
14,641		Danaher Corp	794
8,898		Dentsply International, Inc	239
2,984	*	Depomed, Inc	7
1,556	*	DexCom, Inc	6
828	*	Dionex Corp	39
430	*	DXP Enterprises, Inc	4
14,610		Eastman Kodak Co	56
44,331		Emerson Electric Co	1,267
1,018	*	ESCO Technologies, Inc	39
1,694	*	Esterline Technologies Corp	34
4,213	*	ev3, Inc	30
408	*	Exactech, Inc	5
910	*	FARO Technologies, Inc	12
2,156	*	FEI Co	33
7,664	*	Flir Systems, Inc	157
2,946	*	Formfactor, Inc	53
2,463	*	Fossil, Inc	39
6,468		Garmin Ltd	137
1,543	*	Haemonetics Corp	85
1,363	*	Hanger Orthopedic Group, Inc	18
807	*	Herley Industries, Inc	10
3,482		Hillenbrand, Inc	56
15,329	*	Hologic, Inc	201
119	*	ICU Medical, Inc	4
1,260	*	I-Flow Corp	5
1,400	*	II-VI, Inc	24
6,786	*	Illumina, Inc	253
1,078	*	Insulet Corp	4
732	*	Integra LifeSciences Holdings Corp	18
2,115	*	Intuitive Surgical, Inc	202
2,044		Invacare Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,039	*	ION Geophysical Corp	$8
1,079	*	IRIS International, Inc	12
2,039	*	Itron, Inc	97
2,194	*	Ixia	11
520	*	Kensey Nash Corp	11
8,875		Kla-Tencor Corp	178
4,206	*	Kopin Corp	10
142	*	K-Tron International, Inc	9
3,660	*	L-1 Identity Solutions, Inc	19
725	*	LaBarge, Inc	6
4,233	*	LTX-Credence Corp	1
1,014	*	Lydall, Inc	3
2,750	*	Masimo Corp	80
742	*	Measurement Specialties, Inc	3
873	*	Medical Action Industries, Inc	7
63,809		Medtronic, Inc	1,880
1,469	*	Merit Medical Systems, Inc	18
2,006	*	Mettler-Toledo International, Inc	103
935	*	Micrus Endovascular Corp	6
3,307	*	Millipore Corp	190
1,789		Mine Safety Appliances Co	36
3,076	*	MKS Instruments, Inc	45
1,178		Movado Group, Inc	9
708		MTS Systems Corp	16
3,475		National Instruments Corp	65
1,662	*	Natus Medical, Inc	14
876	*	Neogen Corp	19
2,159	*	Newport Corp	10
2,136	*	NuVasive, Inc	67
794	*	NxStage Medical, Inc	2
1,010	*	Orthofix International NV	19
246	*	OYO Geospace Corp	3
1,140	*	Palomar Medical Technologies, Inc	8
7,339		PerkinElmer, Inc	94
23,014		Raytheon Co	896
4,369	*	Resmed, Inc	154
8,779		Rockwell Automation, Inc	192
9,113		Rockwell Collins, Inc	297
1,906	*	Rofin-Sinar Technologies, Inc	31
5,330		Roper Industries, Inc	226
1,464	*	Rudolph Technologies, Inc	4
3,325	*	Sirf Technology Holdings, Inc	8
1,080	*	Sirona Dental Systems, Inc	15
748	*	Somanetics Corp	11
1,305	*	Sonic Solutions, Inc	2
957	*	SonoSite, Inc	17
1,958	*	Spectranetics Corp	5
19,594	*	St. Jude Medical, Inc	712
939	*	Stereotaxis, Inc	4
3,576		STERIS Corp	83
17,275		Stryker Corp	588
2,227	*	Symmetry Medical, Inc	14
768	*	Synovis Life Technologies, Inc	11
2,100		Techne Corp	115
2,183	*	Teledyne Technologies, Inc	58
9,702	*	Teradyne, Inc	42
23,840	*	Thermo Electron Corp	850
3,422	*	Thoratec Corp	88
755	*	Trans1, Inc	5
7,398	*	Trimble Navigation Ltd	113
1,810	*	Varian, Inc	43
1,820	*	Veeco Instruments, Inc	12
828	*	Vital Images, Inc	9
3,486	*	Vivus, Inc	15
768	*	Vnus Medical Technologies, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,847	*	Volcano Corp	$41
5,993	*	Waters Corp	221
2,200	*	Wright Medical Group, Inc	29
51,199		Xerox Corp	233
13,354	*	Zimmer Holdings, Inc	487
1,200	*	Zoll Medical Corp	17
1,176	*	Zygo Corp	4

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	19,348

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
15,884		AON Corp	648
6,834		Brown & Brown, Inc	129
276	*	Crawford & Co (Class B)	2
5,300		Gallagher (Arthur J.) & Co	90
17,232		Hartford Financial Services Group, Inc	135
448		Life Partners Holdings, Inc	8
28,707		Marsh & McLennan Cos, Inc	581
2,320		National Financial Partners Corp	7
530		White Mountains Insurance Group Ltd	92

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,692

INSURANCE CARRIERS - 3.15%
25,744		Aetna, Inc	626
26,847		Aflac, Inc	520
310	*	Alleghany Corp	84
2,914		Allied World Assurance Holdings Ltd	111
32,258		Allstate Corp	618
13,238		Ambac Financial Group, Inc	10
3,620		American Equity Investment Life Holding Co	15
4,699		American Financial Group, Inc	75
132,234		American International Group, Inc	132
915		American National Insurance Co	48
478		American Physicians Capital, Inc	20
622	*	American Safety Insurance Holdings Ltd	7
2,840	*	AMERIGROUP Corp	78
1,131	*	Amerisafe, Inc	17
1,541		Amtrust Financial Services, Inc	15
2,380	*	Arch Capital Group Ltd	128
1,848	*	Argo Group International Holdings Ltd	56
5,006		Aspen Insurance Holdings Ltd	112
7,072		Assurant, Inc	154
3,652		Assured Guaranty Ltd	25
7,695		Axis Capital Holdings Ltd	173
625		Baldwin & Lyons, Inc (Class B)	12
1,750	*	Catalyst Health Solutions, Inc	35
2,823	*	Centene Corp	51
20,567		Chubb Corp	870
15,716		Cigna Corp	276
8,734		Cincinnati Financial Corp	200
2,162	*	Citizens, Inc (Class A)	16
1,743		CNA Financial Corp	16
1,100	*	CNA Surety Corp	20
10,885	*	Conseco, Inc	10
2,592		Delphi Financial Group, Inc (Class A)	35
850		Donegal Group, Inc (Class A)	13
168		EMC Insurance Group, Inc	4
2,968		Employers Holdings, Inc	28
3,125		Endurance Specialty Holdings Ltd	78
426	*	Enstar Group Ltd	24
1,911		Erie Indemnity Co (Class A)	65
3,668		Everest Re Group Ltd	260
881		FBL Financial Group, Inc (Class A)	4
11,856		Fidelity National Title Group, Inc (Class A)	231
1,175	*	First Acceptance Corp	3
5,326		First American Corp	141

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

763	*	First Mercury Financial Corp	$11
1,821		Flagstone Reinsurance Holdings Ltd	14
558	*	Fpic Insurance Group, Inc	21
17,785		Genworth Financial, Inc (Class A)	34
1,722	*	Greenlight Capital Re Ltd (Class A)	28
3,081		Hanover Insurance Group, Inc	89
839		Harleysville Group, Inc	27
7,008		HCC Insurance Holdings, Inc	177
5,325	*	Health Net, Inc	77
2,916	*	Healthspring, Inc	24
2,970		Horace Mann Educators Corp	25
9,577	*	Humana, Inc	250
423		Independence Holding Co	2
936		Infinity Property & Casualty Corp	32
3,094		IPC Holdings Ltd	84
314		Kansas City Life Insurance Co	11
10,630		Leucadia National Corp	158
14,418		Lincoln National Corp	96
17,889		Loews Corp	395
2,909		Maiden Holdings Ltd	13
508	*	Markel Corp	144
3,703		Max Re Capital Ltd	64
7,809	*	MBIA, Inc	36
2,850		Meadowbrook Insurance Group, Inc	17
1,267		Mercury General Corp	38
29,209		Metlife, Inc	665
7,457		MGIC Investment Corp	11
720	*	Molina Healthcare, Inc	14
5,597		Montpelier Re Holdings Ltd	73
224		National Interstate Corp	4
154		National Western Life Insurance Co (Class A)	17
338	*	Navigators Group, Inc	16
376		NYMAGIC, Inc	5
858		Odyssey Re Holdings Corp	33
14,152		Old Republic International Corp	153
1,314		OneBeacon Insurance Group Ltd (Class A)	13
3,254		PartnerRe Ltd	202
7,094		Phoenix Cos, Inc	8
2,759		Platinum Underwriters Holdings Ltd	78
1,846	*	PMA Capital Corp (Class A)	8
5,465		PMI Group, Inc	3
1,393		Presidential Life Corp	11
2,793	*	Primus Guaranty Ltd	4
11,988		Principal Financial Group	98
1,503	*	ProAssurance Corp	70
39,067		Progressive Corp	525
4,294		Protective Life Corp	23
23,670		Prudential Financial, Inc	450
5,032		Radian Group, Inc	9
1,249	*	RadNet, Inc	2
3,978		Reinsurance Group of America, Inc (Class A)	129
3,366		RenaissanceRe Holdings Ltd	166
1,157		RLI Corp	58
784		Safety Insurance Group, Inc	24
999	*	SeaBright Insurance Holdings, Inc	10
2,700		Selective Insurance Group, Inc	33
2,873		Stancorp Financial Group, Inc	65
913		State Auto Financial Corp	16
1,214		Stewart Information Services Corp	24
5,127		Torchmark Corp	134
2,006		Tower Group, Inc	49
1,735		Transatlantic Holdings, Inc	62
34,400		Travelers Cos, Inc	1,398
700	*	Triple-S Management Corp (Class B)	9
1,515	*,m	United America Indemnity Ltd	1

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,515	*	United America Indemnity Ltd (Class A)	$6
1,337		United Fire & Casualty Co	29
70,032		UnitedHealth Group, Inc	1,466
2,455		Unitrin, Inc	34
2,474	*	Universal American Financial Corp	21
20,714		UnumProvident Corp	259
3,501		Validus Holdings Ltd	83
8,567		W.R. Berkley Corp	193
2,485	*	WellCare Health Plans, Inc	28
28,785	*	WellPoint, Inc	1,093
49		Wesco Financial Corp	14
13,617		XL Capital Ltd (Class A)	74
2,375		Zenith National Insurance Corp	57

		TOTAL INSURANCE CARRIERS	15,313

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
7,308	*	Corrections Corp of America	94
3,103	*	Geo Group, Inc	41

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	135

LEATHER AND LEATHER PRODUCTS - 0.09%
17,643	*	Coach, Inc	295
4,890	*	CROCS, Inc	6
669	*	Genesco, Inc	13
3,106	*	Iconix Brand Group, Inc	27
1,333	*	Steven Madden Ltd	25
2,878	*	Timberland Co (Class A)	34
378		Weyco Group, Inc	10
2,989		Wolverine World Wide, Inc	46

		TOTAL LEATHER AND LEATHER PRODUCTS	456

LEGAL SERVICES - 0.03%
3,007	*	FTI Consulting, Inc	149
714	*	Pre-Paid Legal Services, Inc	21

		TOTAL LEGAL SERVICES	170

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
564	*	Emergency Medical Services Corp (Class A)	18

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	18

LUMBER AND WOOD PRODUCTS - 0.02%
660		American Woodmark Corp	12
4,900	*	Champion Enterprises, Inc	2
742		Deltic Timber Corp	29
6,361		Louisiana-Pacific Corp	14
442		Skyline Corp	8
979		Universal Forest Products, Inc	27

		TOTAL LUMBER AND WOOD PRODUCTS	92

METAL MINING - 0.55%
2,642	*	Allied Nevada Gold Corp	15
6,250		Cleveland-Cliffs, Inc	114
33,024	*	Coeur d’Alene Mines Corp	31
2,756		Foundation Coal Holdings, Inc	40
23,607		Freeport-McMoRan Copper & Gold, Inc (Class B)	900
7,406	*	Hecla Mining Co	15
27,235		Newmont Mining Corp	1,219
4,540	*	Patriot Coal Corp	17
3,261	*	Rosetta Resources, Inc	16
1,262		Royal Gold, Inc	59
1,718	*	ShengdaTech, Inc	5
13,194		Southern Copper Corp	230

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,968	*	Stillwater Mining Co	$7
2,888	*	Uranium Resources, Inc	1

		TOTAL METAL MINING	2,669

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
988		Armstrong World Industries, Inc	11
386		Blyth, Inc	10
4,329		Callaway Golf Co	31
2,087		Daktronics, Inc	14
7,385		Hasbro, Inc	185
2,063	*	Intrepid Potash, Inc	38
1,657	*	Jakks Pacific, Inc	20
1,909	*	Leapfrog Enterprises, Inc	3
1,066		Marine Products Corp	5
20,726		Mattel, Inc	239
2,137	*	Nautilus, Inc	1
1,217	*	RC2 Corp	6
700	*	Russ Berrie & Co, Inc	1
2,343	*	Shuffle Master, Inc	7
467	*	Steinway Musical Instruments, Inc	6

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	577

MISCELLANEOUS RETAIL - 1.48%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	3
18,044	*	Amazon.com, Inc	1,325
2,240		Barnes & Noble, Inc	48
1,412		Big 5 Sporting Goods Corp	8
1,004	*	Blue Nile, Inc	30
3,769	*	Borders Group, Inc	2
968	*	Build-A-Bear Workshop, Inc	6
2,068	*	Cabela’s, Inc	19
1,865		Cash America International, Inc	29
3,306	*	CKX, Inc	14
3,853	*	Coldwater Creek, Inc	10
81,648		CVS Corp	2,245
4,676	*	Dick’s Sporting Goods, Inc	67
5,275	*	Dollar Tree, Inc	235
5,097	*	Drugstore.Com	6
2,322	*	Ezcorp, Inc (Class A)	27
1,606	*	GSI Commerce, Inc	21
834	*	Hibbett Sports, Inc	16
2,163	*	HSN, Inc	11
1,539	*	Jo-Ann Stores, Inc	25
3,063	*	Marvel Entertainment, Inc	81
2,547		MSC Industrial Direct Co (Class A)	79
2,071		Nutri/System, Inc	30
15,426	*	Office Depot, Inc	20
4,100		OfficeMax, Inc	13
840	*	Overstock.com, Inc	8
648	*	PC Mall, Inc	3
7,407		Petsmart, Inc	155
2,296	*	Priceline.com, Inc	181
811		Pricesmart, Inc	15
33,788	*	Rite Aid Corp	12
895	*	Shutterfly, Inc	8
3,750		Signet Jewelers Ltd	43
1,250	*	Stamps.com, Inc	12
39,531		Staples, Inc	716
461		Systemax, Inc	6
7,640		Tiffany & Co	165
56,472		Walgreen Co	1,466
1,783		World Fuel Services Corp	56
1,423	*	Zale Corp	3
933	*	Zumiez, Inc	8

		TOTAL MISCELLANEOUS RETAIL	7,227

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MOTION PICTURES - 0.59%
860	*	Ascent Media Corp (Series A)	$22
1,154	*	Avid Technology, Inc	11
12,560	*	Blockbuster, Inc (Class A)	9
1,605		Cinemark Holdings, Inc	15
8,600	*	Discovery Communications, Inc (Class A)	138
7,001	*	Discovery Communications, Inc (Class C)	103
4,779	*	DreamWorks Animation SKG, Inc (Class A)	103
1,016	*	Gaiam, Inc (Class A)	3
5,090	*	Macrovision Solutions Corp	91
2,600		National CineMedia, Inc	34
132,670		News Corp (Class A)	878
4,340		Regal Entertainment Group (Class A)	58
67,969		Time Warner, Inc	1,312
8,960	*	tw telecom inc (Class A)	78

		TOTAL MOTION PICTURES	2,855

NONDEPOSITORY INSTITUTIONS - 0.42%
3,765		Advance America Cash Advance Centers, Inc	6
2,254		Advanta Corp (Class B)	1
4,751		American Capital Ltd	9
56,646		American Express Co	772
6,944	*	AmeriCredit Corp	41
8,509		Apollo Investment Corp	30
5,815		Ares Capital Corp	28
2,000	*	Boise, Inc	1
21,945		Capital One Financial Corp	269
9,101		CapitalSource, Inc	11
2,000		Chimera Investment Corp	7
16,133		CIT Group, Inc	46
1,233	*	CompuCredit Corp	3
611	*	Credit Acceptance Corp	13
28,435		Discover Financial Services	179
966	*	Encore Capital Group, Inc	4
591		Federal Agricultural Mortgage Corp (Class C)	2
38,691		Federal Home Loan Mortgage Corp	29
47,853		Federal National Mortgage Association	33
1,621		Financial Federal Corp	34
1,630	*	First Cash Financial Services, Inc	24
3,742	*	First Marblehead Corp	5
1,326		Gladstone Investment Corp	5
3,300		GLG Partners, Inc	9
2,159	*	Guaranty Financial Group, Inc	2
1,505		Hercules Technology Growth Capital, Inc	8
1,051		Kohlberg Capital Corp	3
5,071		Lender Processing Services, Inc	155
3,668		MCG Capital Corp	5
872		Medallion Financial Corp	6
1,518	*	Mercadolibre, Inc	28
603	*	Mitcham Industries, Inc	2
1,165		Nelnet, Inc (Class A)	10
812	*	NewStar Financial, Inc	2
1,181		NGP Capital Resources Co	6
2,600	*	Ocwen Financial Corp	30
1,115		Patriot Capital Funding, Inc	2
1,209		PennantPark Investment Corp	5
3,083	*	PHH Corp	43
26,069	*	SLM Corp	129
258		Student Loan Corp	11
2,956	*	thinkorswim Group, Inc	26
360	*	Tree.com, Inc	3
393	*	World Acceptance Corp	8

		TOTAL NONDEPOSITORY INSTITUTIONS	2,045

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
1,482		AMCOL International Corp	22
1,945		Compass Minerals International, Inc	110

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,908	*	General Moly, Inc	$3
6,416		Vulcan Materials Co	284

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	419

OIL AND GAS EXTRACTION - 4.02%
2,461	*	Abraxas Petroleum Corp	3
26,685		Anadarko Petroleum Corp	1,038
19,269		Apache Corp	1,235
568		APCO Argentina, Inc	6
546	*	Approach Resources, Inc	3
2,099	*	Arena Resources, Inc	53
2,141		Atlas America, Inc	19
1,653	*	ATP Oil & Gas Corp	8
3,326	*	Atwood Oceanics, Inc	55
17,233		Baker Hughes, Inc	492
2,507	*	Basic Energy Services, Inc	16
2,505		Berry Petroleum Co (Class A)	27
2,193	*	Bill Barrett Corp	49
17,583		BJ Services Co	175
2,240	*	BMB Munai, Inc	1
2,914	*	Brigham Exploration Co	6
1,573	*	Bronco Drilling Co, Inc	8
5,926		Cabot Oil & Gas Corp	140
2,632	*	Cal Dive International, Inc	18
1,319	*	Callon Petroleum Co	1
12,092	*	Cameron International Corp	265
2,276	*	Cano Petroleum, Inc	1
1,637	*	Carrizo Oil & Gas, Inc	15
3,135	*	Cheniere Energy, Inc	13
33,442		Chesapeake Energy Corp	571
4,959		Cimarex Energy Co	91
326	*	Clayton Williams Energy, Inc	10
794	*	CNX Gas Corp	19
2,885	*	Complete Production Services, Inc	9
2,751	*	Comstock Resources, Inc	82
2,981	*	Concho Resources, Inc	76
811	*	Contango Oil & Gas Co	32
1,798	*	Continental Resources, Inc	38
474	*	Dawson Geophysical Co	6
4,024	*	Delta Petroleum Corp	5
14,734	*	Denbury Resources, Inc	219
25,623		Devon Energy Corp	1,145
3,843		Diamond Offshore Drilling, Inc	242
488	*	Double Eagle Petroleum Co	3
3,268	*	Encore Acquisition Co	76
6,804	*	Endeavour International Corp	6
800	*	Energy Recovery, Inc	6
4,218		Energy XXI Bermuda Ltd	2
8,035		ENSCO International, Inc	212
14,059		EOG Resources, Inc	770
7,828		Equitable Resources, Inc	245
8,968	*	EXCO Resources, Inc	90
3,923	*	Exterran Holdings, Inc	63
5,265	*	Forest Oil Corp	69
2,157	*	FX Energy, Inc	6
5,648	*	Gasco Energy, Inc	2
1,949	*	GeoGlobal Resources, Inc	1
424	*	Geokinetics, Inc	1
1,091	*	Geomet, Inc	1
6,920	*	Global Industries Ltd	27
875	*	GMX Resources, Inc	6
1,200	*	Goodrich Petroleum Corp	23
1,573	*	Gulfport Energy Corp	4
49,910		Halliburton Co	772
2,496	*	Harvest Natural Resources, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,489	*	Helix Energy Solutions Group, Inc	$28
6,324		Helmerich & Payne, Inc	144
5,316	*	Hercules Offshore, Inc	8
597		Kayne Anderson Energy Development Co	6
7,484	*	Key Energy Services, Inc	22
5,069	*	Mariner Energy, Inc	39
3,025	*	McMoRan Exploration Co	14
6,041	*	Meridian Resource Corp	1
16,719	*	Nabors Industries Ltd	167
23,308	*	National Oilwell Varco, Inc	669
7,053	*	Newfield Exploration Co	160
5,171	*	Newpark Resources, Inc	13
9,771		Noble Energy, Inc	526
1,187	*	Northern Oil And Gas, Inc	4
46,823		Occidental Petroleum Corp	2,606
3,300	*	Oceaneering International, Inc	122
9,895	*	Oilsands Quest, Inc	7
447		Panhandle Oil and Gas, Inc (Class A)	8
2,487	*	Parallel Petroleum Corp	3
6,555	*	Parker Drilling Co	12
9,241		Patterson-UTI Energy, Inc	83
2,491		Penn Virginia Corp	27
13,752	*	PetroHawk Energy Corp	264
1,000	*	Petroleum Development Corp	12
2,768	*	Petroquest Energy, Inc	7
2,681	*	Pioneer Drilling Co	9
7,158		Pioneer Natural Resources Co	118
6,453	*	Plains Exploration & Production Co	111
8,947	*	Pride International, Inc	161
1,170	*	Quest Resource Corp	—	^
5,992	*	Quicksilver Resources, Inc	33
2,214	*	RAM Energy Resources, Inc	2
8,641		Range Resources Corp	356
989	*	Rex Energy Corp	3
6,543		Rowan Cos, Inc	78
1,462		RPC, Inc	10
68,109		Schlumberger Ltd	2,767
1,221	*	SEACOR Holdings, Inc	71
12,643		Smith International, Inc	272
19,908	*	Southwestern Energy Co	591
3,800		St. Mary Land & Exploration Co	50
1,300	*	Stone Energy Corp	4
3,221	*	Sulphco, Inc	3
4,839	*	Superior Energy Services	62
989	*	Superior Well Services, Inc	5
1,701	*	Swift Energy Co	12
4,475	*	Tetra Technologies, Inc	15
3,048		Tidewater, Inc	113
942		Toreador Resources Corp	2
755	*	Trico Marine Services, Inc	2
1,391	*	Tri-Valley Corp	2
1,841	*	TXCO Resources, Inc	1
500	*	Union Drilling, Inc	2
2,793	*	Unit Corp	58
3,680	*	Vaalco Energy, Inc	19
1,213	*	Venoco, Inc	4
1,693		W&T Offshore, Inc	10
3,436	*	Warren Resources, Inc	3
2,534	*	Whiting Petroleum Corp	66
2,395	*	Willbros Group, Inc	23
31,568		XTO Energy, Inc	968

		TOTAL OIL AND GAS EXTRACTION	19,543

PAPER AND ALLIED PRODUCTS - 0.41%
2,993	*	AbitibiBowater, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,948		Bemis Co	$125
2,317	*	Buckeye Technologies, Inc	5
3,345	*	Cenveo, Inc	11
27,125	*	Domtar Corporation	26
2,970		Glatfelter	19
8,726	*	Graphic Packaging Holding Co	8
2,066		Greif, Inc (Class A)	69
24,643		International Paper Co	173
24,049		Kimberly-Clark Corp	1,109
10,393		MeadWestvaco Corp	125
1,971	*	Mercer International, Inc	1
1,075		Neenah Paper, Inc	4
5,657		Packaging Corp of America	74
2,293		Rock-Tenn Co (Class A)	62
1,040		Schweitzer-Mauduit International, Inc	19
5,253		Sonoco Products Co	110
6,477		Temple-Inland, Inc	34
3,174		Wausau Paper Corp	16

		TOTAL PAPER AND ALLIED PRODUCTS	1,992

PERSONAL SERVICES - 0.16%
7,099		Cintas Corp	175
1,094	*	Coinstar, Inc	36
1,405		G & K Services, Inc (Class A)	27
18,644		H&R Block, Inc	339
2,055		Jackson Hewitt Tax Service, Inc	11
2,615		Regis Corp	38
5,024	*	Sally Beauty Holdings, Inc	29
16,197		Service Corp International	57
1,036	*	Steiner Leisure Ltd	25
864		Unifirst Corp	24
2,092		Weight Watchers International, Inc	38

		TOTAL PERSONAL SERVICES	799

PETROLEUM AND COAL PRODUCTS - 7.05%
783		Alon USA Energy, Inc	11
2,205	*	American Oil & Gas, Inc	2
4,098		Ashland, Inc	42
118,190		Chevron Corp	7,947
88,019		ConocoPhillips	3,447
1,100	*	CVR Energy, Inc	6
683		Delek US Holdings, Inc	7
284,325	c	Exxon Mobil Corp	19,363
5,933		Frontier Oil Corp	76
5,681	*	Gran Tierra Energy, Inc	14
2,769	*	Headwaters, Inc	9
16,134		Hess Corp	874
2,601		Holly Corp	55
40,867		Marathon Oil Corp	1,074
10,867		Murphy Oil Corp	487
610		Quaker Chemical Corp	5
5,518	*	SandRidge Energy, Inc	36
6,203		Sunoco, Inc	164
8,359		Tesoro Corp	113
30,730		Valero Energy Corp	550
1,100		WD-40 Co	27
1,509		Western Refining, Inc	17

		TOTAL PETROLEUM AND COAL PRODUCTS	34,326

PIPELINES, EXCEPT NATURAL GAS - 0.11%
36,633		Spectra Energy Corp	518

		TOTAL PIPELINES, EXCEPT NATURAL GAS	518

PRIMARY METAL INDUSTRIES - 0.78%
5,205		AK Steel Holding Corp	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

54,875		Alcoa, Inc	$403
6,046		Allegheny Technologies, Inc	133
2,599		Belden CDT, Inc	33
1,200	*	Brush Engineered Materials, Inc	17
2,012		Carpenter Technology Corp	28
1,754	*	Century Aluminum Co	4
528	*	Coleman Cable, Inc	1
4,100	*	CommScope, Inc	47
90,560		Corning, Inc	1,202
311		Encore Wire Corp	7
849	*	Fushi Copperweld, Inc	4
2,050	*	General Cable Corp	41
636	*	General Steel Holdings, Inc	2
1,633		Gibraltar Industries, Inc	8
718	*	Haynes International, Inc	13
2,056	*	Horsehead Holding Corp	11
2,660		Hubbell, Inc (Class B)	72
1,977		Matthews International Corp (Class A)	57
1,459	*	Metalico, Inc	2
2,431		Mueller Industries, Inc	53
538	*	Northwest Pipe Co	15
18,259		Nucor Corp	697
529		Olympic Steel, Inc	8
7,741		Precision Castparts Corp	464
1,496	*	RTI International Metals, Inc	18
1,362		Schnitzer Steel Industries, Inc (Class A)	43
10,047		Steel Dynamics, Inc	89
1,393		Texas Industries, Inc	35
5,118		Titanium Metals Corp	28
1,864		Tredegar Corp	29
6,434		United States Steel Corp	135
400	*	Universal Stainless & Alloy	3
3,836		Worthington Industries, Inc	32

		TOTAL PRIMARY METAL INDUSTRIES	3,771

PRINTING AND PUBLISHING - 0.27%
2,726	*	ACCO Brands Corp	3
1,036		AH Belo Corp (Class A)	1
3,245		American Greetings Corp (Class A)	16
5,182		Belo (A.H.) Corp (Class A)	3
2,428		Bowne & Co, Inc	8
594	*	Consolidated Graphics, Inc	8
594		Courier Corp	9
269		CSS Industries, Inc	5
1,291	*	Dolan Media Co	10
3,040		Dun & Bradstreet Corp	234
1,693		Ennis, Inc	15
1,802		EW Scripps Co (Class A)	2
3,354		Gannett Co, Inc	7
2,799		Harte-Hanks, Inc	15
2,035		John Wiley & Sons, Inc (Class A)	61
2,807		Journal Communications, Inc (Class A)	2
2,965		Lee Enterprises, Inc	1
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	4
2,758		McClatchy Co (Class A)	1
18,492		McGraw-Hill Cos, Inc	423
1,698		Media General, Inc (Class A)	3
2,369		Meredith Corp	39
2,630	*	MSCI, Inc (Class A)	44
514		Multi-Color Corp	6
8,530		New York Times Co (Class A)	39
945	*	Playboy Enterprises, Inc (Class B)	2
1,695	*	Presstek, Inc	4
2,715		Primedia, Inc	7
12,693		R.R. Donnelley & Sons Co	93
977		Schawk, Inc (Class A)	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,473		Scholastic Corp	$22
1,179		Standard Register Co	5
3,018	*	Valassis Communications, Inc	5
2,630	*	VistaPrint Ltd	72
329		Washington Post Co (Class B)	118

		TOTAL PRINTING AND PUBLISHING	1,293

RAILROAD TRANSPORTATION - 0.74%
16,247		Burlington Northern Santa Fe Corp	977
22,748		CSX Corp	588
1,841	*	Genesee & Wyoming, Inc (Class A)	39
4,812	*	Kansas City Southern Industries, Inc	61
21,485		Norfolk Southern Corp	725
29,427		Union Pacific Corp	1,210

		TOTAL RAILROAD TRANSPORTATION	3,600

REAL ESTATE - 0.05%
10,114	*	CB Richard Ellis Group, Inc (Class A)	41
378		Consolidated-Tomoka Land Co	11
1,553		DuPont Fabros Technology, Inc	11
4,444		Forest City Enterprises, Inc (Class A)	16
2,159	*	Forestar Real Estate Group, Inc	17
660	*	FX Real Estate and Entertainment, Inc	—	^
982		Grubb & Ellis Co	1
1,906		Jones Lang LaSalle, Inc	44
1,663	*	LoopNet, Inc	10
5,578	*	St. Joe Co	93
3,104		Stewart Enterprises, Inc (Class A)	10
297	*	Stratus Properties, Inc	2
1,468		Thomas Properties Group, Inc	1

		TOTAL REAL ESTATE	257

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
464	*	AEP Industries, Inc	7
3,774		Cooper Tire & Rubber Co	15
781	*	Deckers Outdoor Corp	41
12,589	*	Goodyear Tire & Rubber Co	79
881	*	Metabolix, Inc	6
16,581		Newell Rubbermaid, Inc	106
20,274		Nike, Inc (Class B)	951
1,704		Schulman (A.), Inc	23
8,376		Sealed Air Corp	116
1,985	*	Skechers U.S.A., Inc (Class A)	13
2,188		Spartech Corp	5
1,848		Titan International, Inc	9
714	*	Trex Co, Inc	5
3,650		Tupperware Corp	62
2,075		West Pharmaceutical Services, Inc	69

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,507

SECURITY AND COMMODITY BROKERS - 2.09%
13,287		Ameriprise Financial, Inc	272
947		BlackRock, Inc	123
8,541		Broadridge Financial Solutions, Inc	159
1,547		Calamos Asset Management, Inc (Class A)	7
54,106		Charles Schwab Corp	839
3,877		CME Group, Inc	955
1,086		Cohen & Steers, Inc	12
118		Diamond Hill Investment Group, Inc	5
800	*	Duff & Phelps Corp	13
25,192	*	E*Trade Financial Corp	32
6,300		Eaton Vance Corp	144
528		Evercore Partners, Inc (Class A)	8
2,300	*	FBR Capital Markets Corp	8
1,364	*	FCStone Group, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,305		Federated Investors, Inc (Class B)	$118
8,924		Franklin Resources, Inc	481
9,089	*	Friedman Billings Ramsey Group, Inc (Class A)	2
448		GAMCO Investors, Inc (Class A)	15
3,928		GFI Group, Inc	13
25,294		Goldman Sachs Group, Inc	2,682
1,134		Greenhill & Co, Inc	84
2,464	*	Interactive Brokers Group, Inc (Class A)	40
4,000	*	IntercontinentalExchange, Inc	298
22,419		Invesco Ltd	311
2,790	*	Investment Technology Group, Inc	71
9,634		Janus Capital Group, Inc	64
7,640		Jefferies Group, Inc	105
1,786	*	KBW, Inc	36
5,354	*	Knight Capital Group, Inc (Class A)	79
3,465	*	LaBranche & Co, Inc	13
6,023	*	Ladenburg Thalmann Financial Services, Inc	3
4,456		Lazard Ltd (Class A)	131
8,138		Legg Mason, Inc	129
1,518	*	MarketAxess Holdings, Inc	12
900	*	MF Global Ltd	4
60,271		Morgan Stanley	1,372
967	*	Morningstar, Inc	33
7,620	*	Nasdaq Stock Market, Inc	149
15,319		NYSE Euronext	274
2,681		optionsXpress Holdings, Inc	30
879	*	Penson Worldwide, Inc	6
1,153	*	Piper Jaffray Cos	30
5,630		Raymond James Financial, Inc	111
870		Sanders Morris Harris Group, Inc	3
8,072		SEI Investments Co	99
1,409	*	Stifel Financial Corp	61
1,726		SWS Group, Inc	27
14,853		T Rowe Price Group, Inc	429
12,826	*	TD Ameritrade Holding Corp	177
7	*	Teton Advisors, Inc	—	^
1,322	*	Thomas Weisel Partners Group, Inc	5
702		US Global Investors, Inc (Class A)	3
98		Value Line, Inc	3
5,415		Waddell & Reed Financial, Inc (Class A)	97
322		Westwood Holdings Group, Inc	12

		TOTAL SECURITY AND COMMODITY BROKERS	10,192

SOCIAL SERVICES - 0.00%**
1,396	*	Capital Senior Living Corp	3
617	*	Providence Service Corp	4
1,211	*	Res-Care, Inc	18

		TOTAL SOCIAL SERVICES	25

SPECIAL TRADE CONTRACTORS - 0.10%
246		Alico, Inc	6
1,884	*	AsiaInfo Holdings, Inc	32
1,067		Chemed Corp	42
2,673		Comfort Systems USA, Inc	28
2,650	*	Dycom Industries, Inc	15
3,912	*	EMCOR Group, Inc	67
1,632	*	Insituform Technologies, Inc (Class A)	26
987	*	Integrated Electrical Services, Inc	9
1,155	*	Layne Christensen Co	19
10,263	*	Quanta Services, Inc	219

		TOTAL SPECIAL TRADE CONTRACTORS	463

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
40,149		3M Co	1,996
2,068		Apogee Enterprises, Inc	23
665	*	Cabot Microelectronics Corp	16
1,232		CARBO Ceramics, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,603		Eagle Materials, Inc	$63
8,722		Gentex Corp	87
862		Libbey, Inc	1
2,473		Martin Marietta Materials, Inc	196
4,568	*	Owens Corning, Inc	41
9,975	*	Owens-Illinois, Inc	144
2,151	*	US Concrete, Inc	4
4,021	*	USG Corp	31

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,637

TEXTILE MILL PRODUCTS - 0.03%
1,703		Albany International Corp (Class A)	16
3,257		Interface, Inc (Class A)	10
3,326	*	Mohawk Industries, Inc	99
874		Oxford Industries, Inc	5
905	*	Xerium Technologies, Inc	1

		TOTAL TEXTILE MILL PRODUCTS	131

TOBACCO PRODUCTS - 1.46%
119,264		Altria Group, Inc	1,911
8,981		Fortune Brands, Inc	220
9,830		Lorillard, Inc	607
120,760		Philip Morris International, Inc	4,297
1,060		Universal Corp	32
1,125		Vector Group Ltd	14

		TOTAL TOBACCO PRODUCTS	7,081

TRANSPORTATION BY AIR - 0.34%
677	*	Air Methods Corp	11
5,873	*	Airtran Holdings, Inc	27
2,436	*	Alaska Air Group, Inc	43
804	*	Allegiant Travel Co	37
14,725	*	AMR Corp	47
809	*	Atlas Air Worldwide Holdings, Inc	14
1,071	*	Bristow Group, Inc	23
5,828	*	Continental Airlines, Inc (Class B)	51
1,785		Copa Holdings S.A. (Class A)	51
33,874	*	Delta Air Lines, Inc	191
17,527		FedEx Corp	780
2,405	*	Hawaiian Holdings, Inc	9
4,566	*	JetBlue Airways Corp	17
882	*	PHI, Inc	9
2,007	*	Republic Airways Holdings, Inc	13
2,935		Skywest, Inc	37
43,331		Southwest Airlines Co	274
6,915		UAL Corp	30
4,982	*	US Airways Group, Inc	12

		TOTAL TRANSPORTATION BY AIR	1,676

TRANSPORTATION EQUIPMENT - 2.22%
1,197		A.O. Smith Corp	30
2,061	*	AAR Corp	26
418	*	Aerovironment, Inc	9
2,719		American Axle & Manufacturing Holdings, Inc	4
569		American Railcar Industries, Inc	4
1,306	*	Amerigon, Inc (Class A)	5
4,699		ArvinMeritor, Inc	4
1,438	*	ATC Technology Corp	16
3,471		Autoliv, Inc	64
5,637	*	BE Aerospace, Inc	49
39,873		Boeing Co	1,419
5,519		Brunswick Corp	19
3,028		Clarcor, Inc	76
940	*	Cogo Group, Inc	6
5,941	*	Dana Holding Corp	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

636		Ducommun, Inc	$9
996	*	Federal Mogul Corp (Class A)	7
3,359		Federal Signal Corp	18
4,014	*	Force Protection, Inc	19
129,460	*	Ford Motor Co	340
809		Freightcar America, Inc	14
735	*	Fuel Systems Solutions, Inc	10
3,656	*	GenCorp, Inc	8
23,050		General Dynamics Corp	959
26,035		General Motors Corp	51
516	*	GenTek, Inc	9
9,112		Genuine Parts Co	272
6,790		Goodrich Corp	257
869		Greenbrier Cos, Inc	3
1,580		Group 1 Automotive, Inc	22
11,747		Harley-Davidson, Inc	157
5,143		Harsco Corp	114
5,897	*	Hayes Lemmerz International, Inc	1
985		Heico Corp	24
42,776		Honeywell International, Inc	1,192
1,612		Kaman Corp	20
1,411	*	Lear Corp	1
533	*	LMI Aerospace, Inc	4
18,680		Lockheed Martin Corp	1,289
19,910		Northrop Grumman Corp	869
3,572	*	Orbital Sciences Corp	42
2,428		Oshkosh Truck Corp	16
21,148		Paccar, Inc	545
2,038		Polaris Industries, Inc	44
1,983		Spartan Motors, Inc	8
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	62
1,631		Superior Industries International, Inc	19
2,719	*	Tenneco, Inc	4
2,119		Thor Industries, Inc	33
1,979	*	TransDigm Group, Inc	65
4,846		Trinity Industries, Inc	44
984		Triumph Group, Inc	38
2,648	*	TRW Automotive Holdings Corp	9
55,547		United Technologies Corp	2,387
2,193		Wabash National Corp	3
2,903		Westinghouse Air Brake Technologies Corp	77
1,944		Winnebago Industries, Inc	11

		TOTAL TRANSPORTATION EQUIPMENT	10,810

TRANSPORTATION SERVICES - 0.21%
1,330		Ambassadors Group, Inc	11
9,711		CH Robinson Worldwide, Inc	443
783	*	Dynamex, Inc	10
12,198		Expeditors International Washington, Inc	345
2,753		GATX Corp	56
2,417	*	HUB Group, Inc (Class A)	41
2,163	*	Interval Leisure Group, Inc	11
2,500	*	Orbitz Worldwide, Inc	3
2,338		Pacer International, Inc	8
6,068		UTI Worldwide, Inc	73

		TOTAL TRANSPORTATION SERVICES	1,001

TRUCKING AND WAREHOUSING - 0.50%
1,500		Arkansas Best Corp	29
1,483	*	Celadon Group, Inc	8
2,398		Con-way, Inc	43
1,949		Forward Air Corp	32
3,489		Heartland Express, Inc	52
4,893		J.B. Hunt Transport Services, Inc	118
3,156		Landstar System, Inc	106
952	*	Marten Transport Ltd	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,717	*	Old Dominion Freight Line	$40
103	*	Patriot Transportation Holding, Inc	6
900	*	Saia, Inc	11
38,770		United Parcel Service, Inc (Class B)	1,908
200		Universal Truckload Services, Inc	3
1,755		Werner Enterprises, Inc	27
3,415	*	YRC Worldwide, Inc	14

		TOTAL TRUCKING AND WAREHOUSING	2,415

WATER TRANSPORTATION - 0.23%
1,950		Alexander & Baldwin, Inc	37
2,778	*	American Commercial Lines, Inc	9
25,204		Carnival Corp	544
2,362		DHT Maritime, Inc	9
2,567		Eagle Bulk Shipping, Inc	11
2,983		Frontline Ltd	52
1,322		Genco Shipping & Trading Ltd	16
2,956		General Maritime Corp	21
2,142		Golar LNG Ltd	7
1,244	*	Gulfmark Offshore, Inc	30
2,063		Horizon Lines, Inc (Class A)	6
1,586	*	Hornbeck Offshore Services, Inc	24
357		International Shipholding Corp	7
3,228	*	Kirby Corp	86
1,036		Knightsbridge Tankers Ltd	15
2,047		Nordic American Tanker Shipping	60
2,450	*	Odyssey Marine Exploration, Inc	8
964		Overseas Shipholding Group, Inc	22
8,396		Royal Caribbean Cruises Ltd	67
2,365		Ship Finance International Ltd	16
400	*	TBS International Ltd (Class A)	3
2,428		Teekay Corp	35
800		Teekay Tankers Ltd (Class A)	8
931	*	Ultrapetrol Bahamas Ltd	2

		TOTAL WATER TRANSPORTATION	1,095

WHOLESALE TRADE-DURABLE GOODS - 0.34%
2,158		Agilysys, Inc	9
2,206		Applied Industrial Technologies, Inc	37
6,511	*	Arrow Electronics, Inc	124
2,819		Barnes Group, Inc	30
2,807	*	Beacon Roofing Supply, Inc	38
6,944		BorgWarner, Inc	141
702		Castle (A.M.) & Co	6
671	*	Chindex International, Inc	3
1,444	*	Conceptus, Inc	17
1,204	*	DemandTec, Inc	11
1,490	*	Digi International, Inc	11
1,195	*	Drew Industries, Inc	10
573	*	Hansen Medical, Inc	2
800		Houston Wire & Cable Co	6
9,316	*	Ingram Micro, Inc (Class A)	118
1,662	*	Insight Enterprises, Inc	5
1,758	*	Interline Brands, Inc	15
2,099		Knight Transportation, Inc	32
300		Lawson Products, Inc	4
8,123	*	LKQ Corp	116
900	*	MedAssets, Inc	13
620	*	MWI Veterinary Supply, Inc	18
1,988		Owens & Minor, Inc	66
6,516	*	Patterson Cos, Inc	123
2,583		PEP Boys-Manny Moe & Jack	11
3,009		Pool Corp	40
2,783	*	PSS World Medical, Inc	40
3,758		Reliance Steel & Aluminum Co	99

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,079	*	Solera Holdings, Inc	$76
2,276	*	Tech Data Corp	50
433	*	Titan Machinery, Inc	4
2,452	*	TomoTherapy, Inc	6
2,317	*	Tyler Technologies, Inc	34
4,326		W.W. Grainger, Inc	304
2,519	*	WESCO International, Inc	46

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,665

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
1,483		Aceto Corp	9
4,959		Airgas, Inc	168
2,860	*	Akorn, Inc	2
5,454	*	Alliance One International, Inc	21
8,382		Allscripts Healthcare Solutions, Inc	86
896		Andersons, Inc	13
3,641	*	Bare Escentuals, Inc	15
1,671	*	BMP Sunstone Corp	5
5,702		Brown-Forman Corp (Class B)	221
20,154		Cardinal Health, Inc	634
2,265	*	Central European Distribution Corp	24
712	*	Clearwater Paper Corp	6
638	*	Core-Mark Holding Co, Inc	12
1	*	CPEX Pharmaceuticals, Inc	—	^
7,952	*	Dean Foods Co	144
6,595	*	Endo Pharmaceuticals Holdings, Inc	117
2,503	*	Fresh Del Monte Produce, Inc	41
852	*	Green Mountain Coffee Roasters, Inc	41
2,432	*	Hain Celestial Group, Inc	35
5,330	*	Henry Schein, Inc	213
3,890		Herbalife Ltd	58
500		Kenneth Cole Productions, Inc (Class A)	3
1,430		K-Swiss, Inc (Class A)	12
901	*	LSB Industries, Inc	9
231	*	Maui Land & Pineapple Co, Inc	2
2,215		Men’s Wearhouse, Inc	34
1,570		Myers Industries, Inc	10
785		Nash Finch Co	22
3,094		Nu Skin Enterprises, Inc (Class A)	32
804	*	Perry Ellis International, Inc	3
739	*	School Specialty, Inc	13
1,382		Spartan Stores, Inc	21
626	*	Synutra International, Inc	5
34,348		Sysco Corp	783
5,520		Terra Industries, Inc	155
1,617	*	Tractor Supply Co	58
2,582	*	United Natural Foods, Inc	49
1,202	*	United Stationers, Inc	34
423		Valhi, Inc	4
849	*	Volcom, Inc	8
1,325		Zep, Inc	14
1,070	*	Zhongpin, Inc	10

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,146

		TOTAL COMMON STOCKS (Cost $586,998)	482,565

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 0.64%
U.S. TREASURY BILLS - 0.64%
$3,100,000	United States Treasury Bill	0.000%	09/03/09	$3,095

	TOTAL U.S. TREASURY BILLS			3,095

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,096)			3,095

	TOTAL PORTFOLIO - 99.82% (Cost $590,094)			485,660
	OTHER ASSETS AND LIABILITIES, NET - 0.18%			860

	NET ASSETS - 100.00%			$486,520

*	Non-income producing

**	Percentage represents less than 0.01%.

^	Amount represent less than $1,000.

b	In bankruptcy

c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $334,746.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At March 31, 2009, the net unrealized depreciation on investment was $(104,433,070), consisting of gross unrealized appreciation of $110,930,137 and gross unrealized depreciation of $(215,363,207).

Open Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Depreciation
E-mini Russell 2000 Index	7	$294,910	June 2009	$(7,628)
E-mini S&P 400 Mid-Cap Index	6	292,740	June 2009	(6,897)
E-mini S&P 500 Index	60	2,384,400	June 2009	(50,034)

				$(64,559)

TIAA SEPARATE ACCOUNT VA-1 — Notes to Schedule of Investments (Unaudited)

Note 1 - significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Investments in registered investment companies are valued at net asset value on the valuation date.

Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Account’s normal pricing time are valued in accordance with procedures approved by the Management Committee. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Cash: The Account holds cash with the custodian. The Account is charged a fee for overdrafts.

Securities lending: The Account may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral.

Lending Account’s securities exposes the Account to risks such as the following: (i) the borrower may fail to return the loaned securities: (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; (iv) the Account may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. All cash collateral may invest in the State Street Navigator Securities Lending Portfolio. As of March 31, 2009, there were no securities lending for the Account.

Futures contracts: The Account is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to

TIAA SEPARATE ACCOUNT VA-1 — Notes to Schedule of Investments (Unaudited)

the Account since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

The Account is no longer subject to income tax examinations by tax authorities for years before 2005.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measure fair value under accounting principles generally accepted in the United States of America (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. SFAS 157 was adopted by the Account as of January 1, 2008.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Account as of March 31, 2009:

	Investments in Securities	Other Financial Instruments *
Level 1	$482,564,625	$(64,559)
Level 2	3,096,038	—
Level 3	50	—
Total	$485,660,713	$(64,559)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 18, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 18, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 18, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b)Section 302 certification of the principal financial officer (EX.99. Cert.)